UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R5: ZEMIX

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$49	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Turkey	1.6
Saudi Arabia	1.8
United Arab Emirates	2.2
Mexico	2.8
Brazil	4.4
South Africa	5.3
India	11.6
Republic of Korea	19.0
Taiwan	20.2
China	22.0

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R5: ZEMIX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R5 0226

American Beacon

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R6: ZEMRX

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Turkey	1.6
Saudi Arabia	1.8
United Arab Emirates	2.2
Mexico	2.8
Brazil	4.4
South Africa	5.3
India	11.6
Republic of Korea	19.0
Taiwan	20.2
China	22.0

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R6: ZEMRX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R6 0226

American Beacon

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class Y: ZEMAX

This semi-annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$53	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$303,754,525
# of Portfolio Holdings	80
Portfolio Turnover Rate	22%
Total Management Fees Paid	$617,660

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2
Samsung Electronics Co. Ltd.	8.5
SK Hynix, Inc.	5.0
Tencent Holdings Ltd.	4.2
Alibaba Group Holding Ltd.	2.7
Grupo Mexico SAB de CV, Series B	1.6
Delta Electronics, Inc.	1.6
Aselsan Elektronik Sanayi Ve Ticaret AS	1.6
Reliance Industries Ltd.	1.5
Kia Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	95.8
Investment Companies	3.1
Common Stocks	1.1

Sector Allocation - % Equities

Table Summary
Value	Value
Utilities	1.4
Real Estate	2.1
Energy	2.2
Health Care	3.4
Consumer Staples	5.7
Materials	5.9
Communication Services	8.1
Consumer Discretionary	8.4
Industrials	8.6
Financials	18.4
Information Technology	35.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Turkey	1.6
Saudi Arabia	1.8
United Arab Emirates	2.2
Mexico	2.8
Brazil	4.4
South Africa	5.3
India	11.6
Republic of Korea	19.0
Taiwan	20.2
China	22.0

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class Y: ZEMAX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_Y 0226

American Beacon

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R5: ZIFIX

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Spain	2.2
Switzerland	2.3
Japan	4.1
Taiwan	6.4
Netherlands	6.5
China	7.7
France	11.7
United Kingdom	12.6
Germany	13.4
United States	28.2

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R5: ZIFIX

Distributed by:

Resolute Investment Distributors, Inc.

91International_R5 0226

American Beacon

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R6: ZIFRX

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Spain	2.2
Switzerland	2.3
Japan	4.1
Taiwan	6.4
Netherlands	6.5
China	7.7
France	11.7
United Kingdom	12.6
Germany	13.4
United States	28.2

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R6: ZIFRX

Distributed by:

Resolute Investment Distributors, Inc.

91International_R6 0226

American Beacon

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class Y: ZIFAX

This semi-annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$4,044,841
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.3
Mastercard, Inc., Class A	5.9
SAP SE	5.1
ASML Holding NV	4.7
London Stock Exchange Group PLC	4.6
Philip Morris International, Inc.	4.6
Alcon AG	4.5
Novartis AG	4.3
L'Oreal SA	4.2
Hermes International SCA	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	66.8
Common Stocks	27.1
Foreign Preferred Stocks	2.5
Investment Companies	2.0
Securities Lending Collateral	1.6
Warrants	0.0

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	9.4
Industrials	10.3
Communication Services	10.5
Consumer Staples	15.3
Financials	17.5
Information Technology	17.9
Health Care	19.1

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Spain	2.2
Switzerland	2.3
Japan	4.1
Taiwan	6.4
Netherlands	6.5
China	7.7
France	11.7
United Kingdom	12.6
Germany	13.4
United States	28.2

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class Y: ZIFAX

Distributed by:

Resolute Investment Distributors, Inc.

91International_Y 0226

American Beacon

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R5: ZGFIX

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Country Exposure - % Equities

Table Summary
Value	Value
Israel	1.9
Republic of Korea	2.1
France	3.0
China	3.5
Germany	3.7
United Kingdom	4.9
Netherlands	9.3
United States	71.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R5: ZGFIX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R5 0226

American Beacon

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R6: ZGFRX

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Country Exposure - % Equities

Table Summary
Value	Value
Israel	1.9
Republic of Korea	2.1
France	3.0
China	3.5
Germany	3.7
United Kingdom	4.9
Netherlands	9.3
United States	71.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R6: ZGFRX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R6 0226

American Beacon

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class Y: ZGFAX

This semi-annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$459,555,794
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$1,472,684

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
ASML Holding NV	8.9
Visa, Inc., Class A	7.9
Alphabet, Inc., Class A	6.8
Philip Morris International, Inc.	6.0
Microsoft Corp.	4.6
Booking Holdings, Inc.	4.3
Roche Holding AG	3.8
Electronic Arts, Inc.	3.7
London Stock Exchange Group PLC	3.7
Johnson & Johnson	3.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	68.6
Foreign Common Stocks	27.2
Investment Companies	4.2

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	2.0
Consumer Discretionary	7.5
Consumer Staples	12.3
Health Care	12.5
Communication Services	14.6
Financials	21.1
Information Technology	30.0

Excludes cash equivalents.

Country Exposure - % Equities

Table Summary
Value	Value
Israel	1.9
Republic of Korea	2.1
France	3.0
China	3.5
Germany	3.7
United Kingdom	4.9
Netherlands	9.3
United States	71.6

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Semi-Annual Shareholder Report - February 28, 2026

Class Y: ZGFAX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_Y 0226

American Beacon

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class A: SHOAX

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
France	1.5
Brazil	1.6
China	1.9
Germany	2.1
Mexico	2.2
United Kingdom	2.6
Canada	2.6
Norway	3.6
Sweden	6.7
United States	68.3

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026

Class A: SHOAX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_A 0226

American Beacon

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class C: SHOCX

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
France	1.5
Brazil	1.6
China	1.9
Germany	2.1
Mexico	2.2
United Kingdom	2.6
Canada	2.6
Norway	3.6
Sweden	6.7
United States	68.3

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026

Class C: SHOCX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_C 0226

American Beacon

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026 | Investor Class: SHYPX

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
France	1.5
Brazil	1.6
China	1.9
Germany	2.1
Mexico	2.2
United Kingdom	2.6
Canada	2.6
Norway	3.6
Sweden	6.7
United States	68.3

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026

Investor Class: SHYPX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Investor 0226

American Beacon

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R5: SHOIX

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
France	1.5
Brazil	1.6
China	1.9
Germany	2.1
Mexico	2.2
United Kingdom	2.6
Canada	2.6
Norway	3.6
Sweden	6.7
United States	68.3

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R5: SHOIX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_R5 0226

American Beacon

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class Y: SHOYX

This semi-annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$2,213,932,522
# of Portfolio Holdings	120
Portfolio Turnover Rate	17%
Total Management Fees Paid	$6,126,430

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Select Medical Corp., 6.250%, Due 12/1/2032	1.7
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.6
Tenet Healthcare Corp., 5.500%, Due 11/15/2032	1.6
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.6
GEO Group, Inc., 10.250%, Due 4/15/2031	1.5
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033	1.5
Verve Group SE, 6.019%, Due 4/1/2029	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Flutter Treasury DAC, 5.875%, Due 6/4/2031	1.4
Amentum Holdings, Inc., 7.250%, Due 8/1/2032	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	62.1
Foreign Corporate Obligations	29.3
Preferred Stocks	4.0
Investment Companies	1.6
Foreign Convertible Obligations	1.5
Convertible Obligations	1.0
Foreign Common Stocks	0.5

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.6
Entertainment	4.8
Diversified Financial Services	5.1
Real Estate	5.3
Health Care - Products	5.5
Food	5.9
Commercial Services	6.2
Computers	6.5
Health Care - Services	11.2
Oil & Gas	14.4

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
France	1.5
Brazil	1.6
China	1.9
Germany	2.1
Mexico	2.2
United Kingdom	2.6
Canada	2.6
Norway	3.6
Sweden	6.7
United States	68.3

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Semi-Annual Shareholder Report - February 28, 2026

Class Y: SHOYX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Y 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class A: ABCAX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class A: ABCAX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_A 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class C: ABECX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class C: ABECX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_C 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Investor Class: ABCVX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Investor Class: ABCVX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Investor 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R5: ABCIX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R5: ABCIX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R5 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class R6: ABCRX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class R6: ABCRX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R6 0226

American Beacon

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026 | Class Y: ABCYX

This semi-annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,141,278,917
# of Portfolio Holdings	29
Portfolio Turnover Rate	7%
Total Management Fees Paid	$3,596,793

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Corning, Inc.	9.1
Apple, Inc.	5.0
Norfolk Southern Corp.	5.0
Philip Morris International, Inc.	4.6
Dominion Energy, Inc.	4.5
Johnson & Johnson	4.2
Blackrock, Inc.	4.0
Cummins, Inc.	3.8
Chevron Corp.	3.8
Texas Instruments, Inc.	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.0
Foreign Common Stocks	6.1
Investment Companies	2.9

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.4
Communication Services	2.7
Materials	3.6
Energy	3.9
Utilities	4.7
Consumer Discretionary	5.9
Health Care	6.6
Consumer Staples	7.3
Industrials	17.0
Financials	18.8
Information Technology	28.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Semi-Annual Shareholder Report - February 28, 2026

Class Y: ABCYX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Y 0226

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements

February 28, 2026

SiM High Yield Opportunities Fund

SIM 0226

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	February 28, 2026

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

PREFERRED STOCKS - 3.9%

Financials - 3.9%

Banks - 0.4%
Pinnacle Financial Partners, Inc., Series A, 7.308%, (3 mo. USD Term SOFR + 3.614%)A B C	399,366	$10,103,960

Mortgage Real Estate Investment Trusts (REITs) - 3.5%
AGNC Investment Corp.,
Series C, 9.038%, (3 mo. USD Term SOFR + 5.373%)A C	298,378	7,599,688
Series D, 8.266%, (3 mo. USD Term SOFR + 4.594%)A C	239,065	5,962,281
Series E, 8.920%, (3 mo. USD Term SOFR + 5.255%)A C	640,201	16,203,487
Series F, 8.624%, (3 mo. USD Term SOFR + 4.959%)A C	398,977	9,954,476
Annaly Capital Management, Inc.,
Series F, 8.920%, (3 mo. USD Term SOFR + 5.255%)A C	689,787	17,893,075
Series G, 8.099%, (3 mo. USD Term SOFR + 4.434%)A C	560,157	14,166,370
Series I, 8.916%, (3 mo. USD Term SOFR + 5.251%)A C	217,680	5,572,608

		77,351,985

Total Financials		87,455,945

Total Preferred Stocks (Cost $85,789,496)		87,455,945

	Principal Amount

CORPORATE OBLIGATIONS - 61.2%

Communications - 1.3%

Internet - 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029D	$12,435,000	11,633,253

Telecommunications - 0.8%
Ciena Corp., 4.000%, Due 1/31/2030D	17,687,000	17,083,566

Total Communications		28,716,819

Consumer, Cyclical - 9.2%

Entertainment - 3.2%
Churchill Downs, Inc., 6.750%, Due 5/1/2031D	23,942,000	24,662,798
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	24,571,000	23,834,106
Vail Resorts, Inc., 6.500%, Due 5/15/2032D	22,700,000	23,510,163

		72,007,067

Leisure Time - 1.1%
Life Time, Inc., 6.000%, Due 11/15/2031D	24,400,000	25,132,219

Lodging - 2.4%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	28,973,000	28,342,466
Station Casinos LLC,
4.500%, Due 2/15/2028D	3,938,000	3,922,085
4.625%, Due 12/1/2031D	21,015,000	20,276,537

		52,541,088

Retail - 2.5%
FirstCash, Inc., 6.875%, Due 3/1/2032D	27,025,000	27,889,840
Men’s Wearhouse LLC, 9.000%, Due 2/1/2031D	25,950,000	26,715,654

		54,605,494

Total Consumer, Cyclical		204,285,868

Consumer, Non-Cyclical - 27.3%

Agriculture - 1.1%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032D	23,245,000	24,926,985

See accompanying notes

1

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 61.2% (continued)

Consumer, Non-Cyclical - 27.3% (continued)

Commercial Services - 6.0%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031D		$29,520,000	$29,640,265
Carriage Services, Inc., 4.250%, Due 5/15/2029D		24,431,000	23,524,197
CompoSecure Holdings LLC, 5.625%, Due 2/1/2033D		26,175,000	26,044,125
CPI CG, Inc., 10.000%, Due 7/15/2029D		19,494,000	20,594,754
GEO Group, Inc., 10.250%, Due 4/15/2031		31,475,000	33,795,534

			133,598,875

Cosmetics/Personal Care - 0.9%
Prestige Brands, Inc., 3.750%, Due 4/1/2031D		20,355,000	19,034,669

Food - 3.8%
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033D		31,775,000	32,611,770
Post Holdings, Inc.,
6.250%, Due 10/15/2034D		21,825,000	22,290,527
6.500%, Due 3/15/2036D		3,000,000	3,051,858
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029D		25,980,000	25,082,152

			83,036,307

Health Care - Products - 4.7%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028D	EUR	5,000,000	5,887,448
4.625%, Due 7/15/2028D		$9,255,000	9,170,632
3.875%, Due 11/1/2029D		10,410,000	9,937,902
Insulet Corp., 6.500%, Due 4/1/2033D		18,975,000	19,735,404
Medline Borrower LP, 3.875%, Due 4/1/2029D		20,300,000	19,965,281
Neogen Food Safety Corp., 8.625%, Due 7/20/2030D		18,660,000	19,942,222
Teleflex, Inc., 4.250%, Due 6/1/2028D		19,625,000	19,327,485

			103,966,374

Health Care - Services - 10.8%
Acadia Healthcare Co., Inc.,
5.000%, Due 4/15/2029D		6,345,000	6,214,626
7.375%, Due 3/15/2033D		26,182,000	27,028,935
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031D		31,248,000	29,502,855
Concentra Health Services, Inc., 6.875%, Due 7/15/2032D		22,700,000	23,702,046
Encompass Health Corp., 4.750%, Due 2/1/2030		16,840,000	16,751,479
Option Care Health, Inc., 4.375%, Due 10/31/2029D		19,920,000	19,448,992
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030D		23,630,000	23,477,147
Select Medical Corp., 6.250%, Due 12/1/2032D		39,265,000	38,303,526
Sotera Health Holdings LLC, 7.375%, Due 6/1/2031D		18,625,000	19,597,560
Tenet Healthcare Corp., 5.500%, Due 11/15/2032D		35,355,000	35,794,533

			239,821,699

Total Consumer, Non-Cyclical			604,384,909

Energy - 3.1%

Oil & Gas - 3.1%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029D		23,635,000	24,812,330
Transocean International Ltd.,
7.500%, Due 4/15/2031		27,785,000	28,620,217
8.500%, Due 5/15/2031D		9,950,000	10,522,477
6.800%, Due 3/15/2038		4,850,000	4,699,233

			68,654,257

Total Energy			68,654,257

See accompanying notes

2

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 61.2% (continued)

Financial - 5.8%

Diversified Financial Services - 3.9%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028D	GBP	5,910,000	$7,740,242
6.625%, Due 4/15/2031D		$12,355,000	12,545,267
EZCORP, Inc., 7.375%, Due 4/1/2032D		23,354,000	25,010,686
Jefferson Capital Holdings LLC,
9.500%, Due 2/15/2029D		2,592,000	2,731,357
8.250%, Due 5/15/2030D		15,135,000	15,856,833
Rfna LP, 7.875%, Due 2/15/2030D		23,000,000	22,896,576

			86,780,961

Real Estate - 1.9%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029D		4,990,000	4,918,948
5.250%, Due 4/15/2030D		15,965,000	15,101,114
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030D		21,233,000	22,186,892

			42,206,954

Total Financial			128,987,915

Industrial - 6.8%

Aerospace/Defense - 1.1%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029D		22,760,000	23,464,718

Electrical Components & Equipment - 1.0%
WESCO Distribution, Inc., 5.500%, Due 4/15/2034D		22,050,000	22,221,108

Electronics - 1.1%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D		25,531,000	24,776,625

Environmental Control - 0.2%
Clean Harbors, Inc., 5.750%, Due 10/15/2033D		3,220,000	3,296,108

Machinery - Construction & Mining - 0.8%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D		18,742,000	18,347,277

Miscellaneous Manufacturing - 1.9%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033D		27,467,000	28,470,067
Entegris, Inc., 5.950%, Due 6/15/2030D		14,220,000	14,500,632

			42,970,699

Packaging & Containers - 0.7%
Sealed Air Corp., 6.500%, Due 7/15/2032D		14,000,000	14,419,006

Total Industrial			149,495,541

Technology - 7.7%

Computers - 6.3%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032D		28,391,879	29,749,976
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028D		6,246,000	6,150,437
5.950%, Due 8/4/2033		13,060,000	13,397,635
CACI International, Inc.,
6.375%, Due 6/15/2033D		28,500,000	29,340,531
6.375%, Due 6/15/2033, MARD		750,000	772,119
Gartner, Inc., 3.750%, Due 10/1/2030D		13,155,000	12,164,507
KBR, Inc., 4.750%, Due 9/30/2028D		16,221,000	16,009,246

See accompanying notes

3

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 61.2% (continued)

Technology - 7.7% (continued)

Computers - 6.3% (continued)
Science Applications International Corp.,
4.875%, Due 4/1/2028D		$12,883,000	$12,827,621
5.875%, Due 11/1/2033D		19,965,000	19,841,912

			140,253,984

Office & Business Equipment - 0.7%
Zebra Technologies Corp., 6.500%, Due 6/1/2032D		14,960,000	15,333,581

Semiconductors - 0.7%
Qorvo, Inc., 3.375%, Due 4/1/2031D		16,500,000	15,206,773

Total Technology			170,794,338

Total Corporate Obligations (Cost $1,332,117,682)			1,355,319,647

CONVERTIBLE OBLIGATIONS - 1.0% (Cost $22,359,095)

Financial - 1.0%

Diversified Financial Services - 1.0%
Coinbase Global, Inc.Due 10/1/2032D E		27,360,000	22,134,240

FOREIGN CONVERTIBLE OBLIGATIONS - 1.5%

Consumer, Non-Cyclical - 0.5%

Biotechnology - 0.5%
Pharming Group NV, 4.500%, Due 4/25/2029F	EUR	6,300,000	10,395,527

Energy - 1.0%

Oil & Gas - 1.0%
Borr Drilling Ltd., 5.000%, Due 2/8/2028F		$20,400,000	23,204,028

Total Foreign Convertible Obligations (Cost $26,484,161)			33,599,555

FOREIGN CORPORATE OBLIGATIONS - 28.9%

Basic Materials - 2.3%

Chemicals - 2.3%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031D		31,675,000	32,308,500
Nynas AB, 11.750%, Due 6/17/2028F		17,375,000	18,311,985

			50,620,485

Total Basic Materials			50,620,485

Communications - 0.5%

Internet - 0.5%
Momox Holding AG, 8.582%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)A	EUR	9,900,000	11,762,179

Consumer, Cyclical - 3.3%

Distribution/Wholesale - 0.8%
Magellan Bidco SARL, 7.049%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)A F		14,600,000	17,035,943

Entertainment - 1.4%
Flutter Treasury DAC, 5.875%, Due 6/4/2031D		$31,965,000	31,873,391

Leisure Time - 1.1%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		27,000,000	24,186,862

Total Consumer, Cyclical			73,096,196

See accompanying notes

4

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 28.9% (continued)

Consumer, Non-Cyclical - 2.6%

Food - 2.0%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033D		$32,080,000	$35,102,898
Nova Austral SA,
11.672%, Due 11/30/2026G H I		2,123,961	2,123,961
11.701%, Due 11/30/2026G H I		1,822,964	1,822,964
10.000%, Due 4/30/2027G I		4,084,577	4,084,577
Due 11/30/2100E G I		4,098,252	410

			43,134,810

Health Care - Products - 0.6%
180 Medical, Inc., 3.875%, Due 10/15/2029D		14,000,000	13,712,233

Total Consumer, Non-Cyclical			56,847,043

Energy - 9.8%

Oil & Gas - 9.8%
Archer Norge AS, 9.500%, Due 2/25/2030		23,085,294	24,769,202
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030D		23,556,990	24,529,711
CES Energy Solutions Corp., 6.875%, Due 5/24/2029D	CAD	13,090,000	9,932,297
DOF Group ASA, 8.125%, Due 9/16/2030F		$9,900,000	10,323,149
Floatel International Ltd., 9.750%, Due 4/10/2029		23,625,000	23,329,492
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		34,800,000	36,052,656
Secure Waste Infrastructure Corp.,
6.750%, Due 3/22/2029D	CAD	10,220,000	7,735,897
5.750%, Due 11/20/2032D		6,025,000	4,461,163
Shearwater GeoServices AS, 9.500%, Due 4/3/2029		$25,000,000	19,254,683
TGS ASA, 8.500%, Due 1/15/2030D		22,495,000	23,764,323
Viridien,
8.500%, Due 10/15/2030D	EUR	3,662,053	4,623,300
10.000%, Due 10/15/2030D		$26,411,000	28,320,964

			217,096,837

Total Energy			217,096,837

Financial - 3.2%

Real Estate - 3.2%
Heimstaden AB, 8.375%, Due 1/29/2030F	EUR	15,500,000	19,685,745
Samhallsbyggnadsbolaget I Norden Holding AB,
2.250%, Due 7/12/2027F		23,605,000	26,662,433
1.125%, Due 9/26/2029F		24,976,000	24,429,168

			70,777,346

Total Financial			70,777,346

Industrial - 5.7%

Aerospace/Defense - 1.5%
Czechoslovak Group AS, 6.500%, Due 1/10/2031D		$6,755,000	7,068,539
Efesto Bidco SpA Efesto U.S. LLC, 7.500%, Due 2/15/2032, XRD		25,000,000	25,599,175

			32,667,714

Machinery - Diversified - 1.5%
ATS Corp.,
4.125%, Due 12/15/2028D		10,615,000	10,372,023
6.500%, Due 8/21/2032D	CAD	31,500,000	23,670,320

			34,042,343

Transportation - 2.7%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		$26,450,000	26,484,221
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		16,500,000	17,158,203
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,310,667

			59,953,091

Total Industrial			126,663,148

See accompanying notes

5

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 28.9% (continued)

Technology - 1.5%

Software - 1.5%
Verve Group SE, 6.019%, Due 4/1/2029, (3 mo. EURIBOR + 4.000%)A F	EUR	28,560,000	$32,376,432

Total Foreign Corporate Obligations (Cost $625,359,306)			639,239,666

	Shares

FOREIGN COMMON STOCKS - 0.5%

Consumer Staples - 0.2%

Food Products - 0.2%
Nova Austral SAB G I		10,322,247	4,600,615

Energy - 0.3%

Oil, Gas & Consumable Fuels - 0.3%
KNOT Offshore Partners LP		503,895	5,386,638

Total Foreign Common Stocks (Cost $14,856,974)			9,987,253

SHORT-TERM INVESTMENTS - 1.6% (Cost $35,450,030)

Investment Companies - 1.6%
American Beacon U.S. Government Money Market Select Fund, 3.59%J K		35,450,030	35,450,030

TOTAL INVESTMENTS - 98.6% (Cost $2,142,416,744)			2,183,186,336
OTHER ASSETS, NET OF LIABILITIES - 1.4%			30,746,186

TOTAL NET ASSETS - 100.0%			$2,213,932,522

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2026.

B Non-income producing security.

C A type of Preferred Stock that has no maturity date.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,563,264,523 or 70.6% of net assets. The Fund has no right to demand registration of these securities.

E Zero coupon bond.

F Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

G Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $12,632,527 or 0.6% of net assets.

H Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

I Value was determined using significant unobservable inputs.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

6

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

Short Futures Contracts Open on February 28, 2026:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	92	March 2026	$(7,662,705)	$(7,751,000)	$(88,295)
CME Canadian Dollar Currency Futures	636	March 2026	(46,118,239)	(46,685,580)	(567,341)
CME Euro Foreign Exchange Currency Futures	690	March 2026	(101,065,786)	(102,016,500)	(950,714)

			$(154,846,730)	$(156,453,080)	$(1,606,350)

Forward Foreign Currency Contracts Open on February 28, 2026:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	60,481,899	12/7/2027	GST	$–	$(4,586,899)	$(4,586,899)

						$–	$(4,586,899)	$(4,586,899)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2026, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$87,455,945	$–	$–	$87,455,945
Corporate Obligations	–	1,355,319,647	–	1,355,319,647
Convertible Obligations	–	22,134,240	–	22,134,240
Foreign Convertible Obligations	–	33,599,555	–	33,599,555
Foreign Corporate Obligations	–	631,207,754	8,031,912	639,239,666
Foreign Common Stocks	5,386,638	–	4,600,615	9,987,253
Short-Term Investments	35,450,030	–	–	35,450,030

Total Investments in Securities - Assets	$128,292,613	$2,042,261,196	$12,632,527	$2,183,186,336

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,606,350)	$–	$–	$(1,606,350)
Forward Foreign Currency Contracts	–	(4,586,899)	–	(4,586,899)

Total Financial Derivative Instruments - Liabilities	$(1,606,350)	$(4,586,899)	$–	$(6,193,249)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2026, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2026	Unrealized Appreciation (Depreciation) at Period End*
Foreign Corporate Obligations	$6,443,140	$1,588,772	$–	$(36)	$–	$36	$–	$–	$8,031,912	$318
Foreign Common Stocks	6,987,573	–	27,934,788	–	–	25,547,830	–	–	4,600,615	(5,721,632)

	$13,430,713	$1,588,772	$27,934,788	$(36)	$–	$25,547,866	$–	$–	$12,632,527	$(5,721,314)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

For the period ended February 28, 2026, one Foreign Common Stock has been fair valued at $4,600,615 and four Foreign Corporate Obligations have been valued at $8,031,912 by the Valuation Committee due to the use of significant unobservable inputs.

Security Type	Fair Value At 2/28/2026	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value At 2/28/2026 per share
Foreign Common Stocks	$4,600,615	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	0.445699 USD
Foreign Corporate Obligations	$8,031,502	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	100.00 USD
Foreign Corporate Obligations	$410	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	0.01 USD

See accompanying notes

8

American Beacon SiM High Yield Opportunities FundSM

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$2,147,736,306
Investments in affiliated securities, at fair value‡	35,450,030
Foreign currency, at fair value (Note 1)^	472,932
Cash collateral held at custodian for the benefit of the broker	5,230,000
Dividends and interest receivable	38,534,115
Deposits with broker for futures contracts	4,249,103
Receivable for investments sold	5,574,725
Receivable for fund shares sold	7,089,037
Receivable for tax reclaims	113,685
Receivable for expense reimbursement (Note 2)	129,924
Prepaid expenses	122,490

Total assets	2,244,702,347

Liabilities:
Payable for investments purchased	10,496,829
Payable for fund shares redeemed	11,064,472
Cash due to custodian	322
Dividends payable	594,567
Management and sub-advisory fees payable (Note 2)	1,781,110
Service fees payable (Note 2)	63,028
Transfer agent fees payable (Note 2)	143,917
Custody and fund accounting fees payable	157,474
Professional fees payable	92,431
Trustee fees payable (Note 2)	56,916
Payable for prospectus and shareholder reports	131,500
Unrealized depreciation from forward foreign currency contracts	4,586,899
Payable for variation margin from open futures contracts (Note 5)	1,599,255
Other liabilities	1,105

Total liabilities	30,769,825

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$2,213,932,522

Analysis of net assets:
Paid-in-capital	$2,230,663,639
Total distributable earnings (deficits)A	(16,731,117)

Net assets	$2,213,932,522

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	35,147,173

Y Class	179,625,370

Investor Class	8,954,623

A Class	5,842,677

C Class	3,161,990

Net assets:
R5 Class	$334,508,348

Y Class	$1,708,986,462

Investor Class	$84,868,492

A Class	$55,344,302

C Class	$30,224,918

Net asset value, offering and redemption price per share:
R5 Class	$9.52

Y Class	$9.51

Investor Class	$9.48

A Class	$9.47

A Class (offering price)	$9.94

C Class	$9.56

† Cost of investments in unaffiliated securities	$2,106,966,714
‡ Cost of investments in affiliated securities	$35,450,030
^ Cost of foreign currency	$470,791

A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon SiM High Yield Opportunities FundSM

Statements of Operations

February 28, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$3,638,418
Dividend income from affiliated securities (Note 2)	786,408
Interest income (net of foreign taxes)†	65,849,400
Other income	1,423

Total investment income	70,275,649

Expenses:
Management and sub-advisory fees (Note 2)	7,075,770
Transfer agent fees (Note 2):
R5 Class	33,181
Y Class	803,230
Investor Class	2,353
A Class	1,247
C Class	598
Custody and fund accounting fees	223,635
Professional fees	109,674
Registration fees and expenses	87,323
Service fees (Note 2):
Investor Class	132,135
A Class	22,814
C Class	13,443
Distribution fees (Note 2):
A Class	67,109
C Class	139,469
Prospectus and shareholder report expenses	37,999
Trustee fees (Note 2)	109,353
Line of credit interest expense (Note 9)	31,802
Other expenses	151,859

Total expenses	9,042,994

Net fees waived and expenses (reimbursed) (Note 2)	(949,340)

Net expenses	8,093,654

Net investment income	62,181,995

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	9,664,801
Foreign currency transactions	(135,078)
Futures contracts	1,068,449
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	18,673,518
Foreign currency transactions	986
Forward foreign currency contracts	44,554
Futures contracts	(1,138,388)

Net gain from investments	28,178,842

Net increase in net assets resulting from operations	$90,360,837

† Foreign taxes	$11,396

A	The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B	The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon SiM High Yield Opportunities FundSM

Statements of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(unaudited )
Increase (decrease) in net assets:
Operations:
Net investment income	$62,181,995	$118,287,058
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	10,598,172	(5,003,233)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	17,580,670	20,282,849

Net increase in net assets resulting from operations	90,360,837	133,566,674

Distributions to shareholders:
Total retained earnings:
R5 Class	(11,222,946)	(23,227,735)
Y Class	(54,822,702)	(86,827,995)
Investor Class	(2,459,238)	(4,455,490)
A Class	(1,776,573)	(2,883,701)
C Class	(826,269)	(1,412,000)

Net distributions to shareholders	(71,107,728)	(118,806,921)

Capital share transactions (Note 10):
Proceeds from sales of shares	442,888,651	976,304,477
Reinvestment of dividends and distributions	65,731,461	107,080,742
Cost of shares redeemed	(267,564,311)	(784,031,526)

Net increase in net assets from capital share transactions	241,055,801	299,353,693

Net increase in net assets	260,308,910	314,113,446

Net assets:
Beginning of period	1,953,623,612	1,639,510,166

End of period	$2,213,932,522	$1,953,623,612

See accompanying notes

11

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 28, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon SiM High Yield Opportunities Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment,

12

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Fund Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. For convertible securities, premiums attributable to the conversion feature are not amortized. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are

13

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Strategic Income Management, LLC, pursuant to which the Fund has agreed to pay an annualized sub-advisory

14

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the period ended February 28, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,576,391
Sub-Advisory Fees	0.34%	3,499,379

Total	0.69%	$7,075,770

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM High Yield Opportunities	$798,363

15

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

As of February 28, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SiM High Yield Opportunities	$129,734

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a February 28, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2026 Fair Value
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	$35,450,030	$–	$–	$786,408	$35,450,030

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the period ended February 28, 2026, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SiM High Yield Opportunities	$20,307

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2026, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

16

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended February 28, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2025 – 12/31/2025	1/1/2026 – 2/28/2026	Reimbursed Expenses	(Recouped) Expenses
SiM High Yield Opportunities	R5	0.74%	0.74%	$62,210	$-		2028–2029
SiM High Yield Opportunities	Y	0.75%	0.75%	864,855	-		2028–2029
SiM High Yield Opportunities	Investor	1.10%	1.10%	8,136	(239	)*	2028–2029
SiM High Yield Opportunities	A	1.07%	1.07%	7,366	-		2028–2029
SiM High Yield Opportunities	C	1.81%	1.81%	6,773	-		2028–2029

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $129,924 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at February 28, 2026 for the Fund.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SiM High Yield Opportunities	$239	$776,338	$770,539	2025-2026
SiM High Yield Opportunities	-	1,943,187	-	2026-2027
SiM High Yield Opportunities	-	1,630,584	-	2027-2028

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2026, RID collected $37,593 from the sale of A Class Shares of the Fund.

A CDSC of 1% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2026, CDSC fees of $29 were collected for A Class Shares of the Fund.

17

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2026, CDSC fees of $1,010 were collected for the C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When the Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a) (2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the period ended February 28, 2026 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including government money market funds and ETFs. The Fund may invest securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances, to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the American Beacon SiM High Yield Opportunities Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended February 28, 2026, the Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended February 28, 2026
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$-	$60,242,140

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2026, the Fund entered into futures contracts primarily for hedging.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2026
SiM High Yield Opportunities	$1,349

The following is a summary of the fair valuations of the American Beacon SiM High Yield Opportunities Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 28, 2026:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(1,606,350)	$-	$-	$-	$(1,606,350)
Payable for variation margin from open futures contracts(2)	-	(4,586,899)	-	-	-	(4,586,899)

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American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of February 28, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$1,068,449	$-	$-	$-	$1,068,449

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$44,554	$-	$-	$-	$44,554
Futures contracts	-	(1,138,388)	-	-	-	(1,138,388)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2026.

Offsetting of Financial and Derivative Assets as of February 28, 2026:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$4,586,899
Futures Contracts(1)	$-	$1,606,350

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$6,193,249

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,606,350)

Total derivative assets and liabilities subject to an MNA	$-	$4,586,899

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of February 28, 2026:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$4,586,899	$-	$-	$(4,586,899)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

27

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which the Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose the Fund to greater credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis

28

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

29

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

30

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

31

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may

32

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

33

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets

34

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

35

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require the Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

36

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

As of February 28, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$2,143,432,217	$62,389,414	$(22,612,769)	$39,776,645

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2025, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$-	$63,399,271

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
SiM High Yield Opportunities	$569,196,052	$342,223,844

A summary of the Fund’s transactions in the USG Select Fund for the period ended February 28, 2026 were as follows:

Fund	Type of Transaction	August 31, 2025 Shares/Fair Value	Purchases	Sales	February 28, 2026 Shares/Fair Value
SiM High Yield Opportunities	Direct	$26,101,194	$358,900,696	$349,551,860	$35,450,030

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the

37

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2026, the Fund did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	4,533,248	$42,962,625	5,677,901	$52,730,713
Reinvestment of dividends	807,595	7,655,627	1,548,582	14,391,687
Shares redeemed	(4,140,844)	(39,246,304)	(13,519,189)	(124,614,910)

Net increase (decrease) in shares outstanding	1,199,999	$11,371,948	(6,292,706)	$(57,492,510)

	Y Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	35,259,856	$334,351,453	86,382,431	$801,471,960
Reinvestment of dividends	5,646,962	53,508,958	9,135,885	84,866,746
Shares redeemed	(20,132,237)	(190,862,087)	(57,703,062)	(532,809,578)

Net increase in shares outstanding	20,774,581	$196,998,324	37,815,254	$353,529,128

	Investor Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,906,935	$36,896,278	10,339,870	$95,852,286
Reinvestment of dividends	223,932	2,113,712	413,491	3,824,403
Shares redeemed	(1,802,895)	(17,038,864)	(10,878,481)	(100,476,511)

Net increase (decrease) in shares outstanding	2,327,972	$21,971,126	(125,120)	$(799,822)

	A Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	2,365,388	$22,320,452	2,061,313	$19,040,013
Reinvestment of dividends	178,421	1,682,936	291,868	2,699,968
Shares redeemed	(1,770,430)	(16,728,845)	(1,997,891)	(18,474,554)

Net increase in shares outstanding	773,379	$7,274,543	355,290	$3,265,427

	C Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	666,823	$6,357,843	772,895	$7,209,505
Reinvestment of dividends	80,922	770,228	139,072	1,297,938
Shares redeemed	(387,262)	(3,688,211)	(821,654)	(7,655,973)

Net increase in shares outstanding	360,483	$3,439,860	90,313	$851,470

38

American Beacon SiM High Yield Opportunities FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

39

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	R5 Class
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025		2024	2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$9.43		$9.35		$8.70	$8.74		$9.88		$9.06

Income (loss) from investment operations:
Net investment income	0.29	A	0.60	A	0.62	0.58		0.46		0.59
Net gains (losses) on investments (both realized and unrealized)	0.13		0.09		0.66	(0.05)		(1.11)		0.83

Total income (loss) from investment operations	0.42		0.69		1.28	0.53		(0.65)		1.42

Less distributions:
Dividends from net investment income	(0.33)		(0.61)		(0.63)	(0.53)		(0.47)		(0.59)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B	(0.01	)B

Total distributions	(0.33)		(0.61)		(0.63)	(0.57)		(0.49)		(0.60)

Net asset value, end of period	$9.52		$9.43		$9.35	$8.70		$8.74		$9.88

Total returnC	4.52	%D	7.64%		15.25%	6.42%		(6.82)%		16.08%

Ratios and supplemental data:
Net assets, end of period	$334,508,348		$320,074,192		$376,208,649	$368,453,469		$306,537,412		$472,951,383

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%E	0.78%		0.83%	0.81%		0.81%		0.82%
Expenses, net of reimbursements and/or recoupments	0.75	%E F	0.74%		0.74%	0.74%		0.74%		0.77	%G
Net investment income, before expense reimbursements and/or recoupments	6.09	%E	6.48%		6.86%	6.60%		4.89%		6.09%
Net investment income, net of reimbursements and/or recoupments	6.13	%E	6.52%		6.95%	6.67%		4.96%		6.14%
Portfolio turnover rate	17	%D	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.74% for the period ended February 28, 2026.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

40

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	Y Class
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025		2024	2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$9.43		$9.35		$8.70	$8.74		$9.87		$9.05

Income (loss) from investment operations:
Net investment income	0.29	A	0.60	A	0.64	0.56		0.48		0.59
Net gains (losses) on investments (both realized and unrealized)	0.12		0.09		0.64	(0.02)		(1.12)		0.82

Total income (loss) from investment operations	0.41		0.69		1.28	0.54		(0.64)		1.41

Less distributions:
Dividends from net investment income	(0.33)		(0.61)		(0.63)	(0.54)		(0.47)		(0.58)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B	(0.01	)B

Total distributions	(0.33)		(0.61)		(0.63)	(0.58)		(0.49)		(0.59)

Net asset value, end of period	$9.51		$9.43		$9.35	$8.70		$8.74		$9.87

Total returnC	4.41	%D	7.63%		15.26%	6.42%		(6.72)%		16.06%

Ratios and supplemental data:
Net assets, end of period .	$1,708,986,462		$1,497,231,342		$1,131,134,079	$772,529,510		$986,525,511		$833,189,237

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87	%E	0.86%		0.91%	0.89%		0.88%		0.89%
Expenses, net of reimbursements and/or recoupments	0.76	%E F	0.75%		0.75%	0.75%		0.75%		0.80	%G
Net investment income, before expense reimbursements and/or recoupments	6.01	%E	6.40%		6.79%	6.45%		4.91%		6.01%
Net investment income, net of reimbursements and/or recoupments	6.12	%E	6.51%		6.95%	6.59%		5.04%		6.10%
Portfolio turnover rate	17	%D	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.75% for the period ended February 28, 2026.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

41

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	Investor Class
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025		2024	2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$9.39		$9.31		$8.67	$8.70		$9.84		$9.02

Income (loss) from investment operations:
Net investment income	0.27	A	0.57	A	0.67	0.58		0.40		0.64
Net gains (losses) on investments (both realized and unrealized)	0.13		0.08		0.57	(0.06)		(1.09)		0.74

Total income (loss) from investment operations	0.40		0.65		1.24	0.52		(0.69)		1.38

Less distributions:
Dividends from net investment income	(0.31)		(0.57)		(0.60)	(0.51)		(0.43)		(0.56)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.31)		(0.57)		(0.60)	(0.55)		(0.45)		(0.56)

Net asset value, end of period	$9.48		$9.39		$9.31	$8.67		$8.70		$9.84

Total returnD	4.34	%E	7.27%		14.75%	6.17%		(7.20)%		15.73%

Ratios and supplemental data:
Net assets, end of period	$84,868,492		$62,218,171		$62,840,429	$47,196,990		$43,181,008		$53,412,551

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%F	1.14%		1.18%	1.15%		1.16%		1.16%
Expenses, net of reimbursements and/or recoupments	1.11	%F G	1.10%		1.10%	1.10%		1.10%		1.12	%H
Net investment income, before expense reimbursements and/or recoupments	5.72	%F	6.09%		6.51%	6.25%		4.56%		5.72%
Net investment income, net of reimbursements and/or recoupments	5.74	%F	6.13%		6.59%	6.30%		4.62%		5.76%
Portfolio turnover rate	17	%E	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.10% for the period ended February 28, 2026.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

42

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	A Class
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025		2024	2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$9.38		$9.31		$8.66	$8.70		$9.84		$9.02

Income (loss) from investment operations:
Net investment income	0.27	A	0.57	A	0.61	0.58		0.43		0.62
Net gains (losses) on investments (both realized and unrealized)	0.13		0.07		0.64	(0.07)		(1.11)		0.76

Total income (loss) from investment operations	0.40		0.64		1.25	0.51		(0.68)		1.38

Less distributions:
Dividends from net investment income .	(0.31)		(0.57)		(0.60)	(0.51)		(0.44)		(0.56)
Tax return of capital	-		-		-	(0.04	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.31)		(0.57)		(0.60)	(0.55)		(0.46)		(0.56)

Net asset value, end of period	$9.47		$9.38		$9.31	$8.66		$8.70		$9.84

Total returnD	4.36	%E	7.18%		14.91%	6.08%		(7.17)%		15.75%

Ratios and supplemental data:
Net assets, end of period .	$55,344,302		$47,571,358		$43,868,887	$36,669,799		$30,539,986		$35,403,008

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%F	1.11%		1.16%	1.13%		1.13%		1.14%
Expenses, net of reimbursements and/or recoupments	1.08	%F G	1.07%		1.07%	1.07%		1.07%		1.09	%H
Net investment income, before expense reimbursements and/or recoupments	5.75	%F	6.15%		6.52%	6.28%		4.63%		5.73%
Net investment income, net of reimbursements and/or recoupments	5.78	%F	6.19%		6.61%	6.34%		4.69%		5.78%
Portfolio turnover rate	17	%E	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.07% for the period ended February 28, 2026.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

43

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	C Class
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025		2024	2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$9.47		$9.39		$8.74	$8.78		$9.92		$9.09

Income (loss) from investment operations:
Net investment income	0.24	A	0.51	A	0.52	0.46		0.34		0.48
Net gains (losses) on investments (both realized and unrealized)	0.13		0.08		0.67	(0.01)		(1.09)		0.85

Total income (loss) from investment operations	0.37		0.59		1.19	0.45		(0.75)		1.33

Less distributions:
Dividends from net investment income	(0.28)		(0.51)		(0.54)	(0.46)		(0.37)		(0.50)
Tax return of capital	-		-		-	(0.03	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.28)		(0.51)		(0.54)	(0.49)		(0.39)		(0.50)

Net asset value, end of period	$9.56		$9.47		$9.39	$8.74		$8.78		$9.92

Total returnD	3.97	%E	6.50%		14.00%	5.29%		(7.77)%		14.94%

Ratios and supplemental data:
Net assets, end of period	$30,224,918		$26,528,549		$25,458,122	$25,543,731		$30,337,985		$42,191,091

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87	%F	1.85%		1.89%	1.86%		1.86%		1.87%
Expenses, net of reimbursements and/or recoupments	1.82	%F G	1.81%		1.81%	1.81%		1.81%		1.83	%H
Net investment income, before expense reimbursements and/or recoupments	5.01	%F	5.41%		5.80%	5.50%		3.85%		5.08%
Net investment income, net of reimbursements and/or recoupments	5.06	%F	5.45%		5.88%	5.55%		3.90%		5.12%
Portfolio turnover rate	17	%E	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.81% for the period ended February 28, 2026.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

44

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 02/26

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

February 28, 2026

The London Company Income Equity Fund

TLC 0226

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	February 28, 2026

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.7%

Consumer Discretionary - 5.8%

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	284,249	$27,862,087

Specialty Retail - 3.3%
Lowe’s Cos., Inc.	142,527	37,708,369

Total Consumer Discretionary		65,570,456

Consumer Staples - 7.0%

Tobacco - 7.0%
Altria Group, Inc.	395,775	27,324,306
Philip Morris International, Inc.	281,873	52,662,333

		79,986,639

Total Consumer Staples		79,986,639

Energy - 3.8%

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	229,453	42,852,642

Financials - 18.2%

Capital Markets - 7.6%
Blackrock, Inc.	42,919	45,632,768
Charles Schwab Corp.	426,938	40,644,498

		86,277,266

Financial Services - 3.4%
Berkshire Hathaway, Inc., Class BA	77,625	39,196,744

Insurance - 7.2%
Chubb Ltd.	65,345	22,273,497
Cincinnati Financial Corp.	152,392	24,989,240
Progressive Corp.	161,611	34,529,806

		81,792,543

Total Financials		207,266,553

Health Care - 6.4%

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	86,965	25,504,226

Pharmaceuticals - 4.2%
Johnson & Johnson	191,164	47,490,872

Total Health Care		72,995,098

Industrials - 16.4%

Aerospace & Defense - 3.3%
Northrop Grumman Corp.	51,777	37,506,223

Ground Transportation - 5.0%
Norfolk Southern Corp.	181,259	57,049,458

Machinery - 3.8%
Cummins, Inc.	74,847	43,700,918

Professional Services - 1.6%
Paychex, Inc.	197,404	18,486,885

See accompanying notes

1

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.7% (continued)

Industrials - 16.4% (continued)

Trading Companies & Distributors - 2.7%
Fastenal Co.	671,811	$30,930,178

Total Industrials		187,673,662

Information Technology - 23.7%

Communications Equipment - 3.1%
Cisco Systems, Inc.	446,505	35,479,287

Electronic Equipment, Instruments & Components - 9.1%
Corning, Inc.	692,344	104,114,691

Semiconductors & Semiconductor Equipment - 3.8%
Texas Instruments, Inc.	201,390	42,716,833

Software - 2.7%
Microsoft Corp.	78,712	30,913,351

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	216,690	57,245,164

Total Information Technology		270,469,326

Materials - 3.5%

Chemicals - 3.5%
Air Products & Chemicals, Inc.	145,828	40,200,405

Real Estate - 1.4%

Specialized REITs - 1.4%
Crown Castle, Inc.	176,508	15,804,526

Utilities - 4.5%

Multi-Utilities - 4.5%
Dominion Energy, Inc.	820,981	51,836,740

Total Common Stocks (Cost $493,221,147)		1,034,656,047

FOREIGN COMMON STOCKS - 6.0%

Communication Services - 2.5%

Entertainment - 2.5%
Nintendo Co. Ltd., ADRB	2,077,596	29,211,000

Information Technology - 3.5%

Electronic Equipment, Instruments & Components - 3.5%
TE Connectivity PLC	171,717	39,520,667

Total Foreign Common Stocks (Cost $52,372,832)		68,731,667

SHORT-TERM INVESTMENTS - 2.9% (Cost $33,449,495)

Investment Companies - 2.9%
American Beacon U.S. Government Money Market Select Fund, 3.59%C D	33,449,495	33,449,495

TOTAL INVESTMENTS - 99.6% (Cost $579,043,474)		1,136,837,209
OTHER ASSETS, NET OF LIABILITIES - 0.4%		4,441,708

TOTAL NET ASSETS - 100.0%		$1,141,278,917

Percentages are stated as a percent of net assets.

See accompanying notes

2

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at February 28, 2026 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on February 28, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	111	March 2026	$38,452,726	$38,233,950	$(218,776)

			$38,452,726	$38,233,950	$(218,776)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2026, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,034,656,047	$–	$–	$1,034,656,047
Foreign Common Stocks	68,731,667	–	–	68,731,667
Short-Term Investments	33,449,495	–	–	33,449,495

Total Investments in Securities - Assets	$1,136,837,209	$–	$–	$1,136,837,209

Financial Derivative Instruments - Liabilities
Futures Contracts	$(218,776)	$–	$–	$(218,776)

Total Financial Derivative Instruments - Liabilities	$(218,776)	$–	$–	$(218,776)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2026, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$1,103,387,714
Investments in affiliated securities, at fair value‡ §	33,449,495
Cash collateral held at broker for futures contracts	3,269,000
Dividends and interest receivable	1,952,448
Deposits with broker for futures contracts	41,505
Receivable for fund shares sold	224,212
Receivable for tax reclaims	799,422
Receivable for expense reimbursement (Note 2)	3
Prepaid expenses	51,990

Total assets	1,143,175,789

Liabilities:
Payable for fund shares redeemed	438,351
Management and sub-advisory fees payable (Note 2)	844,228
Service fees payable (Note 2)	58,760
Transfer agent fees payable (Note 2)	61,887
Custody and fund accounting fees payable	84,951
Professional fees payable	82,644
Trustee fees payable (Note 2)	35,831
Payable for prospectus and shareholder reports	55,866
Payable for variation margin from open futures contracts (Note 5)	218,490
Other liabilities	15,864

Total liabilities	1,896,872

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,141,278,917

Analysis of net assets:
Paid-in-capital	$543,262,548
Total distributable earnings (deficits)A	598,016,369

Net assets	$1,141,278,917

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	12,318,013

Y Class	30,618,388

Investor Class	1,109,134

A Class	6,967,904

C Class	726,094

R6 Class	8,394

Net assets:
R5 Class	$273,816,176

Y Class	$674,726,653

Investor Class	$24,498,177

A Class	$152,355,205

C Class	$15,694,907

R6 Class	$187,799

Net asset value, offering and redemption price per share:
R5 Class	$22.23

Y Class	$22.04

Investor Class	$22.09

A Class	$21.87

A Class (offering price)	$23.20

C Class	$21.62

R6 Class	$22.37

† Cost of investments in unaffiliated securities	$545,593,979
‡ Cost of investments in affiliated securities	$33,449,495
§ Fair value of securities on loan	$5,642,278

A The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

4

American Beacon The London Company Income Equity FundSM

Statement of Operations

February 28, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$14,299,193	A
Dividend income from affiliated securities (Note 2)	617,376
Interest income	37,151
Income derived from securities lending (Note 9)	28,128

Total investment income	14,981,848

Expenses:
Management and sub-advisory fees (Note 2)	3,596,817
Transfer agent fees (Note 2):
R5 Class	46,827
Y Class	299,379
Investor Class	1,225
A Class	3,478
C Class	518
R6 Class	14
Custody and fund accounting fees	115,316
Professional fees	81,505
Registration fees and expenses	49,818
Service fees (Note 2):
Investor Class	36,474
A Class	65,484
C Class	8,441
Distribution fees (Note 2):
A Class	187,516
C Class	82,829
Prospectus and shareholder report expenses	12,820
Trustee fees (Note 2)	66,053
Line of credit interest expense (Note 10)	7,181
Other expenses	137,414

Total expenses	4,799,109

Net fees waived and expenses (reimbursed) (Note 2)	(24)

Net expenses	4,799,085

Net investment income	10,182,763

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	46,249,632
Commission recapture (Note 1)	16,951
Futures contracts	4,138,910
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	34,616,575
Futures contracts	(1,294,602)

Net gain from investments	83,727,466

Net increase in net assets resulting from operations	$93,910,229

A Includes significant dividends of $2,238,273.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

5

American Beacon The London Company Income Equity FundSM

Statements of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$10,182,763	$18,653,375
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	50,405,493	167,594,229
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	33,321,973	(41,160,809)

Net increase in net assets resulting from operations	93,910,229	145,086,795

Distributions to shareholders:
Total retained earnings:
R5 Class	(37,248,022)	(41,417,395)
Y Class	(92,496,830)	(83,989,079)
Investor Class	(3,263,669)	(3,038,384)
A Class	(21,055,256)	(17,949,328)
C Class	(2,256,160)	(2,562,799)
R6 Class	(23,555)	(63,650)

Net distributions to shareholders	(156,343,492)	(149,020,635)

Capital share transactions (Note 11):
Proceeds from sales of shares	74,653,469	123,167,879
Reinvestment of dividends and distributions	114,608,587	110,071,856
Cost of shares redeemed	(152,448,521)	(507,200,603)

Net increase (decrease) in net assets from capital share transactions	36,813,535	(273,960,868)

Net (decrease) in net assets	(25,619,728)	(277,894,708)

Net assets:
Beginning of period	1,166,898,645	1,444,793,353

End of period	$1,141,278,917	$1,166,898,645

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 28, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

7

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

8

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Next $250 million	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the period ended February 28, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,949,132
Sub-Advisory Fees	0.31%	1,647,685

Total	0.66%	$3,596,817

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended February 28, 2026, the Manager received securities lending fees of $2,707 for the securities lending activities of the Fund.

9

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the period ended February 28, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$326,866

As of February 28, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$51,779

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a February 28, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2026 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2026 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$33,449,495	$–	$–	$617,376	$33,449,495

10

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the period ended February 28, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$16,166	$4,674	$20,840

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2026, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended February 28, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2025 - 12/31/2025	1/1/2026 - 2/28/2026	Reimbursed Expenses	(Recouped) Expenses
The London Company Income Equity .	R6	0.71%	0.73%	$24	$(5	)*	2028-2029

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $3 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at February 28, 2026.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

above will expire in 2028 and 2029. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$5	$437	$90	2025-2026
The London Company Income Equity	-	232	-	2026-2027
The London Company Income Equity	-	129	-	2027-2028

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2026, RID collected $480 from the sale of A Class Shares of the Fund.

A CDSC of 1% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 28, 2026, CDSC fees of $72 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities,

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including government money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 28, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2026
The London Company Income Equity	$102

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 28, 2026:

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(218,776)	$(218,776)

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of February 28, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$4,138,910	$4,138,910

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(1,294,602)	$(1,294,602)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2026.

Offsetting of Financial and Derivative Assets as of February 28, 2026:
	Assets	Liabilities
Futures Contracts(1)	$–	$218,776

Total derivative assets and liabilities in the Statement of Assets and Liabilities	–	218,776

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$–	$(218,776)

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Focused Holdings Risk

Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s NAV and total return when compared to other diversified funds.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them,

20

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

21

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$582,723,067	$561,508,216	$(7,394,074)	$554,114,142

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2025, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$79,506,102	$186,286,532

A summary of the Fund’s transactions in the USG Select Fund for the period ended February 28, 2026 were as follows:

Fund	Type of Transaction	August 31, 2025 Shares/Fair Value	Purchases	Sales	February 28, 2026 Shares/Fair Value
The London Company Income Equity	Direct	$34,050,927	$265,041,519	$265,642,951	$33,449,495
The London Company Income Equity	Securities Lending	6,531,594	109,162,062	115,693,656	$-

22

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$5,642,278	$–	$5,818,850	$5,818,850

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

23

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2026, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	238,919	$5,229,260	817,462	$18,103,417
Reinvestment of dividends	1,669,551	34,394,134	1,707,932	36,310,360
Shares redeemed	(1,525,549)	(33,851,830)	(11,449,726)	(264,284,293)

Net increase (decrease) in shares outstanding	382,921	$5,771,564	(8,924,332)	$(209,870,516)

	Y Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,475,640	$52,725,211	3,373,847	$73,968,359
Reinvestment of dividends	3,216,585	65,673,719	2,884,339	60,759,661
Shares redeemed	(4,221,069)	(92,083,266)	(8,764,466)	(193,588,041)

Net increase (decrease) in shares outstanding	1,471,156	$26,315,664	(2,506,280)	$(58,860,021)

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

	Investor Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	44,624	$971,977	98,623	$2,221,854
Reinvestment of dividends	153,965	3,148,718	139,316	2,936,278
Shares redeemed	(109,145)	(2,393,770)	(373,199)	(8,182,294)

Net increase (decrease) in shares outstanding	89,444	$1,726,925	(135,260)	$(3,024,162)

	A Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	711,034	$14,902,445	1,226,459	$27,296,041
Reinvestment of dividends	479,145	9,698,230	389,125	8,133,274
Shares redeemed	(897,472)	(19,546,208)	(1,323,685)	(29,110,410)

Net increase in shares outstanding	292,707	$5,054,467	291,899	$6,318,905

	C Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	38,994	$809,281	71,087	$1,518,737
Reinvestment of dividends	83,623	1,670,231	90,609	1,868,633
Shares redeemed	(209,351)	(4,573,014)	(520,580)	(11,471,932)

Net (decrease) in shares outstanding	(86,734)	$(2,093,502)	(358,884)	$(8,084,562)

	R6 Class
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	665	$15,295	2,736	$59,471
Reinvestment of dividends	1,136	23,555	2,990	63,650
Shares redeemed	(18)	(433)	(26,494)	(563,633)

Net increase (decrease) in shares outstanding	1,783	$38,417	(20,768)	$(440,512)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	R5 Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024	2023	2022	2021

	(unaudited	)
Net asset value, beginning of period	$23.69		$23.71		$20.95	$21.25	$23.16	$19.14

Income (loss) from investment operations:
Net investment income	0.22	A B	0.37	B	0.43	0.43	0.37	0.35
Net gains (losses) on investments (both realized and unrealized)	1.62		2.40		2.91	0.24	(1.77)	4.23

Total income (loss) from investment operations	1.84		2.77		3.34	0.67	(1.40)	4.58

Less distributions:
Dividends from net investment income	(0.20)		(0.40)		(0.45)	(0.43)	(0.37)	(0.35)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(3.30)		(2.79)		(0.58)	(0.97)	(0.51)	(0.56)

Net asset value, end of period	$22.23		$23.69		$23.71	$20.95	$21.25	$23.16

Total returnC	8.96	%D	13.27%		16.29%	3.27%	(6.21)%	24.40%

Ratios and supplemental data:
Net assets, end of period	$273,816,176		$282,719,019		$494,606,175	$565,070,285	$512,217,743	$415,873,245

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%E	0.78%		0.75%	0.75%	0.74%	0.74%
Expenses, net of reimbursements and/or recoupments	0.77	%E	0.78%		0.75%	0.75%	0.74%	0.74%
Net investment income, before expense reimbursements and/or recoupments	1.93	%A E	1.63%		2.01%	2.07%	1.63%	1.66%
Net investment income, net of reimbursements and/or recoupments	1.93	%A E	1.63%		2.01%	2.07%	1.63%	1.66%
Portfolio turnover rate	7	%D	10%		11%	7%	9%	7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0449.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

26

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024	2023	2022	2021

	(unaudited	)
Net asset value, beginning of period	$23.51		$23.56		$20.81	$21.12	$23.03	$19.02

Income (loss) from investment operations:
Net investment income	0.21	A B	0.35	B	0.40	0.41	0.35	0.33
Net gains (losses) on investments (both realized and unrealized)	1.61		2.38		2.91	0.23	(1.76)	4.23

Total income (loss) from investment operations	1.82		2.73		3.31	0.64	(1.41)	4.56

Less distributions:
Dividends from net investment income	(0.19)		(0.39)		(0.43)	(0.41)	(0.36)	(0.34)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(3.29)		(2.78)		(0.56)	(0.95)	(0.50)	(0.55)

Net asset value, end of period	$22.04		$23.51		$23.56	$20.81	$21.12	$23.03

Total returnA	8.96	%D	13.16%		16.29%	3.17%	(6.30)%	24.43%

Ratios and supplemental data:
Net assets, end of period	$674,726,653		$685,309,045		$745,610,321	$919,092,509	$1,007,455,843	$1,045,963,233

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82	%E	0.83%		0.81%	0.81%	0.80%	0.81%
Expenses, net of reimbursements and/or recoupments	0.82	%E	0.83%		0.81%	0.81%	0.80%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.87	%A E	1.57%		1.95%	2.00%	1.56%	1.60%
Net investment income, net of reimbursements and/or recoupments	1.87	%A E	1.57%		1.95%	2.00%	1.56%	1.60%
Portfolio turnover rate	7	%D	10%		11%	7%	9%	7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0448.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

27

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024	2023	2022	2021

	(unaudited	)
Net asset value, beginning of period	$23.56		$23.60		$20.85	$21.15	$23.06	$19.05

Income (loss) from investment operations:
Net investment income	0.18	A B	0.30	B	0.35	0.35	0.29	0.28
Net gains (losses) on investments (both realized and unrealized)	1.61		2.38		2.91	0.25	(1.76)	4.23

Total income (loss) from investment operations	1.79		2.68		3.26	0.60	(1.47)	4.51

Less distributions:
Dividends from net investment income	(0.16)		(0.33)		(0.38)	(0.36)	(0.30)	(0.29)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(3.26)		(2.72)		(0.51)	(0.90)	(0.44)	(0.50)

Net asset value, end of period	$22.09		$23.56		$23.60	$20.85	$21.15	$23.06

Total returnA	8.81	%D	12.89%		15.97%	2.95%	(6.54)%	24.07%

Ratios and supplemental data:
Net assets, end of period	$24,498,177		$24,021,816		$27,251,831	$29,787,339	$46,690,436	$56,472,628

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%E	1.09%		1.05%	1.07%	1.06%	1.07%
Expenses, net of reimbursements and/or recoupments	1.05	%E	1.09%		1.05%	1.07%	1.06%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.65	%A E	1.32%		1.71%	1.72%	1.29%	1.33%
Net investment income, net of reimbursements and/or recoupments	1.65	%A E	1.32%		1.71%	1.72%	1.29%	1.33%
Portfolio turnover rate	7	%D	10%		11%	7%	9%	7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0459.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

28

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024	2023	2022	2021

	(unaudited	)
Net asset value, beginning of period	$23.35		$23.42		$20.69	$21.01	$22.90	$18.93

Income (loss) from investment operations:
Net investment income	0.18	A B	0.29	B	0.36	0.36	0.29	0.28
Net gains (losses) on investments (both realized and unrealized)	1.60		2.37		2.88	0.22	(1.74)	4.19

Total income (loss) from investment operations	1.78		2.66		3.24	0.58	(1.45)	4.47

Less distributions:
Dividends from net investment income	(0.16)		(0.34)		(0.38)	(0.36)	(0.30)	(0.29)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(3.26)		(2.73)		(0.51)	(0.90)	(0.44)	(0.50)

Net asset value, end of period	$21.87		$23.35		$23.42	$20.69	$21.01	$22.90

Total returnA	8.85	%D	12.88%		16.00%	2.89%	(6.48)%	24.04%

Ratios and supplemental data:
Net assets, end of period	$152,355,205		$155,894,732		$149,471,596	$137,795,991	$139,898,234	$143,875,366

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%E	1.08%		1.06%	1.06%	1.05%	1.05%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.08%		1.06%	1.06%	1.05%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.62	%A E	1.33%		1.70%	1.75%	1.31%	1.36%
Net investment income, net of reimbursements and/or recoupments	1.62	%A E	1.33%		1.70%	1.75%	1.31%	1.36%
Portfolio turnover rate	7	%D	10%		11%	7%	9%	7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0446.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

29

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024		2023	2022	2021

	(unaudited	)
Net asset value, beginning of period	$23.12		$23.22		$20.52		$20.83	$22.72	$18.78

Income (loss) from investment operations:
Net investment income	0.09	A B	0.12	B	0.20	B	0.16	0.09	0.10
Net gains (losses) on investments (both realized and unrealized)	1.59		2.34		2.85		0.28	(1.70)	4.19

Total income (loss) from investment operations	1.68		2.46		3.05		0.44	(1.61)	4.29

Less distributions:
Dividends from net investment income	(0.08)		(0.17)		(0.22)		(0.21)	(0.14)	(0.14)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)		(0.54)	(0.14)	(0.21)

Total distributions	(3.18)		(2.56)		(0.35)		(0.75)	(0.28)	(0.35)

Net asset value, end of period	$21.62		$23.12		$23.22		$20.52	$20.83	$22.72

Total returnA	8.43	%D	12.00%		15.09%		2.19%	(7.22)%	23.14%

Ratios and supplemental data:
Net assets, end of period	$15,694,907		$18,796,571		$27,201,522		$46,817,639	$60,287,047	$85,083,300

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%E	1.85%		1.81%		1.80%	1.78%	1.79%
Expenses, net of reimbursements and/or recoupments	1.84	%E	1.85%		1.81%		1.80%	1.78%	1.79%
Net investment income, before expense reimbursements and/or recoupments	0.84	%A E	0.56%		0.95%		1.00%	0.56%	0.62%
Net investment income, net of reimbursements and/or recoupments	0.84	%A E	0.56%		0.95%		1.00%	0.56%	0.62%
Portfolio turnover rate	7	%D	10%		11%		7%	9%	7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0433.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

February 28, 2026 (Unaudited)

	R6 Class
	Six Months Ended February 28,		Year Ended August 31,

	2026		2025		2024	2023	2022		2021

	(unaudited	)
Net asset value, beginning of period	$23.82		$23.81		$21.00	$21.30	$23.22		$19.13

Income (loss) from investment operations:
Net investment income	0.22	A B	0.40	B	0.82	0.24	0.39	B	2.03
Net gains (losses) on investments (both realized and unrealized)	1.63		2.40		2.57	0.43	(1.79)		2.59

Total income (loss) from investment operations	1.85		2.80		3.39	0.67	(1.40)		4.62

Less distributions:
Dividends from net investment income	(0.20)		(0.40)		(0.45)	(0.43)	(0.38)		(0.32)
Distributions from net realized gains	(3.10)		(2.39)		(0.13)	(0.54)	(0.14)		(0.21)

Total distributions	(3.30)		(2.79)		(0.58)	(0.97)	(0.52)		(0.53)

Net asset value, end of period	$22.37		$23.82		$23.81	$21.00	$21.30		$23.22

Total returnA	8.97	%D	13.36%		16.52%	3.28%	(6.21)%		24.62%

Ratios and supplemental data:
Net assets, end of period	$187,799		$157,462		$651,908	$4,631,676	$1,018,965		$169,279

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%E	0.76%		0.73%	0.72%	0.73%		0.75%
Expenses, net of reimbursements and/or recoupments	0.73	%E	0.71%		0.71%	0.71%	0.71%		0.71%
Net investment income, before expense reimbursements and/or recoupments	1.97	%A E	1.64%		1.84%	2.10%	1.75%		1.64%
Net investment income, net of reimbursements and/or recoupments	1.99	%A E	1.69%		1.86%	2.11%	1.77%		1.68%
Portfolio turnover rate	7	%D	10%		11%	7%	9%		7%

A	Net investment income includes a significant dividend payment from Progressive Corp. amounting to $0.0475.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

31

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You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 02/26

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

February 28, 2026

Ninety One Emerging Markets Equity Fund

Ninety One Global Franchise Fund

Ninety One International Franchise Fund

Ninety One 0226

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	February 28, 2026

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

Argentina - 0.6% (Cost $1,772,323)

Foreign Common Stocks - 0.6%
Vista Energy SAB de CV, ADRA	31,435	$1,815,057

Austria - 1.0% (Cost $1,062,416)

Foreign Common Stocks - 1.0%
Erste Group Bank AG	25,384	3,020,369

Brazil - 5.2%

Foreign Common Stocks - 5.2%
Banco BTG Pactual SAB	206,083	2,462,625
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	81,051	2,433,032
NU Holdings Ltd., Class AA	171,001	2,561,595
Raia Drogasil SA	463,082	2,265,502
Sendas Distribuidora SA	800,608	1,458,632
Ultrapar Participacoes SA	351,719	1,770,087
XP, Inc., Class A	135,982	2,927,692

Total Foreign Common Stocks		15,879,165

Total Brazil (Cost $13,072,147)		15,879,165

China - 21.1%

Foreign Common Stocks - 21.1%
AAC Technologies Holdings, Inc.	224,000	1,069,121
AIA Group Ltd.	253,200	2,809,234
Alibaba Group Holding Ltd.	443,036	8,092,370
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	64,184	2,513,453
China Construction Bank Corp., Class H	3,467,000	3,540,830
China Mengniu Dairy Co. Ltd.	961,000	1,987,496
China Resources Beer Holdings Co. Ltd.	205,000	723,215
Contemporary Amperex Technology Co. Ltd., Class A	84,113	4,196,141
Eastroc Beverage Group Co. Ltd., Class A	41,258	1,453,722
Fuyao Glass Industry Group Co. Ltd., Class A	214,879	1,893,124
Hong Kong Exchanges & Clearing Ltd.	38,000	2,035,177
JD Health International, Inc.A C	212,250	1,539,636
JL Mag Rare-Earth Co. Ltd., Class A	370,149	2,217,968
Kuaishou TechnologyC	251,500	2,020,448
NetEase, Inc.	132,800	3,041,869
Sany Heavy Industry Co. Ltd., Class A	638,333	2,155,492
Sungrow Power Supply Co. Ltd., Class A	161,784	3,409,978
Tencent Holdings Ltd.	193,100	12,785,464
WH Group Ltd.C	1,525,623	1,918,875
WuXi AppTec Co. Ltd., Class A	222,419	3,179,732
Zhejiang China Commodities City Group Co. Ltd., Class A	754,650	1,635,734

Total Foreign Common Stocks		64,219,079

Total China (Cost $58,094,561)		64,219,079

Greece - 1.3%

Foreign Common Stocks - 1.3%
Alpha Bank SA	415,026	1,824,269
National Bank of Greece SA	136,055	2,216,112

Total Foreign Common Stocks		4,040,381

Total Greece (Cost $3,278,385)		4,040,381

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

India - 11.2%

Foreign Common Stocks - 11.2%
Apollo Hospitals Enterprise Ltd.	2,615	$225,045
Bharti Airtel Ltd.	139,231	2,880,232
Cipla Ltd.	110,772	1,638,880
Eicher Motors Ltd.	26,193	2,307,313
HDFC Bank Ltd.	424,452	4,140,420
Hindustan Aeronautics Ltd.D	33,803	1,453,091
ICICI Bank Ltd., ADR	101,657	3,101,555
InterGlobe Aviation Ltd.C	23,534	1,249,516
Larsen & Toubro Ltd.	53,811	2,525,637
Lodha Developers Ltd.C	168,921	1,840,049
Max Healthcare Institute Ltd.	132,028	1,582,936
Reliance Industries Ltd.	300,359	4,605,276
Swiggy Ltd.A	508,082	1,675,712
Varun Beverages Ltd.	344,556	1,705,240
Vedanta Ltd.	382,541	3,012,771

Total Foreign Common Stocks		33,943,673

Total India (Cost $35,806,733)		33,943,673

Malaysia - 0.5% (Cost $1,276,558)

Foreign Common Stocks - 0.5%
Tenaga Nasional Bhd.	418,400	1,546,284

Mexico - 2.7%

Foreign Common Stocks - 2.7%
Arca Continental SAB de CV	144,198	1,740,725
Grupo Mexico SAB de CV, Series B	395,027	5,006,306
Ternium SA, ADR	32,486	1,412,166

Total Foreign Common Stocks		8,159,197

Total Mexico (Cost $5,062,489)		8,159,197

Peru - 1.1% (Cost $1,851,481)

Foreign Common Stocks - 1.1%
Credicorp Ltd.	9,651	3,342,913

Poland - 0.7% (Cost $1,247,735)

Foreign Common Stocks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	78,311	2,026,401

Republic of Korea - 18.3%

Foreign Common Stocks - 18.3%
Kia Corp.	29,874	4,267,714
LG Chem Ltd.	13,319	3,865,612
Samsung C&T Corp.	13,054	3,180,693
Samsung Electronics Co. Ltd.	172,284	25,929,431
Shinhan Financial Group Co. Ltd.	47,100	3,172,743
SK Hynix, Inc.	20,448	15,081,910

Total Foreign Common Stocks		55,498,103

Total Republic of Korea (Cost $20,092,614)		55,498,103

Saudi Arabia - 1.7%

Foreign Common Stocks - 1.7%
Elm Co.	5,714	976,479
Saudi Awwal Bank	153,766	1,402,829
Saudi National Bank	267,806	2,975,860

Total Foreign Common Stocks		5,355,168

Total Saudi Arabia (Cost $6,140,090)		5,355,168

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

South Africa - 5.1%

Foreign Common Stocks - 5.1%
Capitec Bank Holdings Ltd.	9,891	$2,946,439
MTN Group Ltd.	233,758	3,047,093
Naspers Ltd., Class N	56,781	3,156,737
Sanlam Ltd.	378,570	2,524,315
Valterra Platinum Ltd.	32,807	3,841,120

Total Foreign Common Stocks		15,515,704

Total South Africa (Cost $8,389,147)		15,515,704

Taiwan - 19.5%

Foreign Common Stocks - 19.5%
Accton Technology Corp.	90,000	4,037,038
ASE Technology Holding Co. Ltd., ADR	129,847	3,153,984
Delta Electronics, Inc.	109,000	4,994,073
MediaTek, Inc.	61,000	3,801,384
Taiwan Semiconductor Manufacturing Co. Ltd.	675,000	43,145,846

Total Foreign Common Stocks		59,132,325

Total Taiwan (Cost $29,290,553)		59,132,325

Thailand - 1.5%

Foreign Common Stocks - 1.5%
CP ALL PCL	1,068,000	1,777,996
Kasikornbank PCL	434,000	2,820,267

Total Foreign Common Stocks		4,598,263

Total Thailand (Cost $4,005,311)		4,598,263

Turkey - 1.6% (Cost $2,038,921)

Foreign Common Stocks - 1.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	649,971	4,763,752

United Arab Emirates - 2.1%

Foreign Common Stocks - 2.1%
Aldar Properties PJSC	658,132	1,935,129
Emaar Properties PJSC	555,170	2,448,580
Emirates NBD Bank PJSC	217,427	1,953,442

Total Foreign Common Stocks		6,337,151

Total United Arab Emirates (Cost $5,014,816)		6,337,151

United States - 1.1% (Cost $2,768,006)

Common Stocks - 1.1%
BeOne Medicines Ltd., Class HA	135,100	3,320,772

SHORT-TERM INVESTMENTS - 3.0% (Cost $9,212,656)

Investment Companies - 3.0%
American Beacon U.S. Government Money Market Select Fund, 3.59%E F	9,212,656	9,212,656

TOTAL INVESTMENTS - 99.3% (Cost $209,476,942)		301,726,413
OTHER ASSETS, NET OF LIABILITIES - 0.7%		2,028,112

TOTAL NET ASSETS - 100.0%		$303,754,525

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Unit -Usually consists of one common stock and/or rights and warrants.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,568,524 or 2.8% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2026, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$1,815,057	$-	$-	$1,815,057
Austria	3,020,369	-	-	3,020,369
Brazil	15,879,165	-	-	15,879,165
China	64,219,079	-	-	64,219,079
Greece	4,040,381	-	-	4,040,381
India	33,943,673	-	-	33,943,673
Malaysia	1,546,284	-	-	1,546,284
Mexico	8,159,197	-	-	8,159,197
Peru	3,342,913	-	-	3,342,913
Poland	2,026,401	-	-	2,026,401
Republic of Korea	55,498,103	-	-	55,498,103
Saudi Arabia	5,355,168	-	-	5,355,168
South Africa	15,515,704	-	-	15,515,704
Taiwan	59,132,325	-	-	59,132,325
Thailand	4,598,263	-	-	4,598,263
Turkey	4,763,752	-	-	4,763,752
United Arab Emirates	6,337,151	-	-	6,337,151
Common Stocks
United States	3,320,772	-	-	3,320,772
Short-Term Investments	9,212,656	-	-	9,212,656

Total Investments in Securities - Assets	$301,726,413	$-	$-	$301,726,413

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

China - 3.4% (Cost $12,785,796)

Foreign Common Stocks - 3.4%
NetEase, Inc., ADR	136,810	$15,729,046

France - 2.9% (Cost $11,635,142)

Foreign Common Stocks - 2.9%
LVMH Moet Hennessy Louis Vuitton SE	20,597	13,241,989

Germany - 3.5% (Cost $14,781,653)

Foreign Common Stocks - 3.5%
Beiersdorf AG	126,470	16,086,889

Israel - 1.8% (Cost $7,438,159)

Foreign Common Stocks - 1.8%
Check Point Software Technologies Ltd.A	53,864	8,191,098

Netherlands - 8.9% (Cost $18,007,078)

Foreign Common Stocks - 8.9%
ASML Holding NV	27,938	40,716,439

Republic of Korea - 2.0% (Cost $3,846,094)

Foreign Common Stocks - 2.0%
Samsung Electronics Co. Ltd., GDRB	2,560	9,323,520

United Kingdom - 4.7%

Foreign Common Stocks - 4.7%
London Stock Exchange Group PLC	142,880	17,060,138
St. James’s Place PLC	251,185	4,569,880

Total Foreign Common Stocks		21,630,018

Total United Kingdom (Cost $21,204,627)		21,630,018

United States - 68.6%

Common Stocks - 68.6%
Align Technology, Inc.A	44,817	8,519,712
Alphabet, Inc., Class A	100,732	31,404,208
Autodesk, Inc.A	59,579	14,648,689
Automatic Data Processing, Inc.	40,832	8,752,747
Booking Holdings, Inc.	4,699	19,920,706
Edwards Lifesciences Corp.A	148,777	12,864,747
Electronic Arts, Inc.	85,593	17,167,388
FactSet Research Systems, Inc.	22,445	4,866,300
Intuit, Inc.	39,150	16,013,524
Johnson & Johnson	65,594	16,295,517
Marsh & McLennan Cos., Inc.	74,717	13,952,652
Microsoft Corp.	54,274	21,315,571
Monster Beverage Corp.A	122,562	10,454,539
Moody’s Corp.	17,403	8,311,499
Motorola Solutions, Inc.	28,591	13,788,296
Philip Morris International, Inc.	146,649	27,398,433
Roche Holding AG	36,315	17,334,467
S&P Global, Inc.	18,001	7,954,282
VeriSign, Inc.	35,849	8,171,421
Visa, Inc., Class A	112,691	36,076,897

Total Common Stocks		315,211,595

Total United States (Cost $237,866,800)		315,211,595

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.2% (Cost $19,463,082)

Investment Companies - 4.2%
American Beacon U.S. Government Money Market Select Fund, 3.59%C D	19,463,082	$19,463,082

TOTAL INVESTMENTS - 100.0% (Cost $347,028,431)		459,593,676
LIABILITIES, NET OF ASSETS - 0.0%		(37,882)

TOTAL NET ASSETS - 100.0%		$459,555,794

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C 7-day yield.

D The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2026, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$15,729,046	$–	$–	$15,729,046
France	13,241,989	–	–	13,241,989
Germany	16,086,889	–	–	16,086,889
Israel	8,191,098	–	–	8,191,098
Netherlands	40,716,439	–	–	40,716,439
Republic of Korea	9,323,520	–	–	9,323,520
United Kingdom	21,630,018	–	–	21,630,018
Common Stocks			–
United States	315,211,595	–	–	315,211,595
Short-Term Investments	19,463,082	–	–	19,463,082

Total Investments in Securities - Assets	$459,593,676	$–	$–	$459,593,676

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

Australia - 1.8% (Cost $90,397)

Foreign Common Stocks - 1.8%
REA Group Ltd.A	614	$72,705

Canada - 1.4%
Foreign Common Stocks - 1.4%
Constellation Software, Inc.	31	57,286

Warrants - 0.0%
Constellation Software, Inc.B C D	40	0

Total Canada (Cost $109,637)		57,286

China - 7.6%

Foreign Common Stocks - 7.6%
AIA Group Ltd.	10,800	119,825
NetEase, Inc.	3,500	80,170
Tencent Holdings Ltd.	1,600	105,938

Total Foreign Common Stocks		305,933

Total China (Cost $294,993)		305,933

France - 11.5%

Foreign Common Stocks - 11.5%
EssilorLuxottica SA	480	127,726
Hermes International SCA	69	167,056
L’Oreal SA	364	170,923

Total Foreign Common Stocks		465,705

Total France (Cost $488,566)		465,705

Germany - 13.2%

Foreign Common Stocks - 10.7%
Beiersdorf AG	1,133	144,117
SAP SE	1,024	206,854
Siemens Healthineers AGE	1,633	81,311

Total Foreign Common Stocks		432,282

Foreign Preferred Stocks - 2.5%
Sartorius AG, 0.312%F	359	101,934

Total Germany (Cost $651,820)		534,216

Japan - 4.0% (Cost $191,949)

Foreign Common Stocks - 4.0%
Nintendo Co. Ltd.	2,800	161,278

Netherlands - 6.4%

Foreign Common Stocks - 6.4%
ASML Holding NV	131	190,918
Wolters Kluwer NV	859	69,121

Total Foreign Common Stocks		260,039

Total Netherlands (Cost $246,429)		260,039

Spain - 2.2% (Cost $112,733)

Foreign Common Stocks - 2.2%
Amadeus IT Group SA	1,396	86,995

Sweden - 1.7% (Cost $64,677)

Foreign Common Stocks - 1.7%
Atlas Copco AB, Class A	3,140	67,843

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Fair Value

Switzerland - 2.2% (Cost $90,149)

Foreign Common Stocks - 2.2%
Lonza Group AG	130	$90,663

Taiwan - 6.3% (Cost $128,168)

Foreign Common Stocks - 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	682	255,463

United Kingdom - 12.4%

Foreign Common Stocks - 12.4%
InterContinental Hotels Group PLC	873	120,038
London Stock Exchange Group PLC	1,568	187,222
Reckitt Benckiser Group PLC	1,240	108,821
Rentokil Initial PLC	13,942	85,715

Total Foreign Common Stocks		501,796

Total United Kingdom (Cost $501,778)		501,796

United States - 27.7%

Common Stocks - 27.7%
Alcon AG	2,101	182,705
Allegion PLC	592	95,401
Aon PLC, Class A	445	149,284
Experian PLC	2,435	91,423
Mastercard, Inc., Class A	465	240,503
Novartis AG	1,025	173,977
Philip Morris International, Inc.	1,002	187,204

Total Common Stocks		1,120,497

Total United States (Cost $1,061,612)		1,120,497

SHORT-TERM INVESTMENTS - 2.0% (Cost $81,825)

Investment Companies - 2.0%
American Beacon U.S. Government Money Market Select Fund, 3.59%G H	81,825	81,825

SECURITIES LENDING COLLATERAL - 1.7% (Cost $67,307)

Investment Companies - 1.7%
American Beacon U.S. Government Money Market Select Fund, 3.59%G H	67,307	67,307

TOTAL INVESTMENTS - 102.1% (Cost $4,182,040)		4,129,551
LIABILITIES, NET OF ASSETS - (2.1)%		(84,710)

TOTAL NET ASSETS - 100.0%		$4,044,841

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at February 28, 2026 (Note 8).

B Non-income producing security.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

D Value was determined using significant unobservable inputs.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $81,311 or 2.0% of net assets. The Fund has no right to demand registration of these securities.

F A type of Preferred Stock that has no maturity date.

G 7-day yield.

H The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

February 28, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2026, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$72,705	$-	$-		$72,705
Canada	57,286	-	-		57,286
China	305,933	-	-		305,933
France	465,705	-	-		465,705
Germany	432,282	-	-		432,282
Japan	161,278	-	-		161,278
Netherlands	260,039	-	-		260,039
Spain	86,995	-	-		86,995
Sweden	67,843	-	-		67,843
Switzerland	90,663	-	-		90,663
Taiwan	255,463	-	-		255,463
United Kingdom	501,796	-	-		501,796
Warrants
Canada	-	-	0	(1)	0	(1)
Foreign Preferred Stocks
Germany	101,934	-	-		101,934
Common Stocks
United States	1,120,497	-	-		1,120,497
Short-Term Investments	81,825	-	-		81,825
Securities Lending Collateral	67,307	-	-		67,307

Total Investments in Securities - Assets	$4,129,551	$-	$0	(1)	$4,129,551

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	Ninety One Emerging Markets Equity Fund	Ninety One Global Franchise Fund	Ninety One International Franchise Fund
Assets:
Investments in unaffiliated securities, at fair value†	$292,513,757	$440,130,594	$3,980,419
Investments in affiliated securities, at fair value‡ §	9,212,656	19,463,082	149,132
Foreign currency, at fair value (Note 1)^	322,150	217,589	373
Dividends and interest receivable	397,953	330,177	166
Receivable for investments sold	2,704,085	-	-
Receivable for fund shares sold	13,389	1,570,050	-
Receivable for tax reclaims	155,126	501,247	4,678
Receivable for expense reimbursement (Note 2)	105,314	78,047	17,231
Prepaid expenses	34,400	32,295	26,542

Total assets	305,458,830	462,323,081	4,178,541

Liabilities:
Payable for investments purchased	769,623	-	-
Payable for fund shares redeemed	377,600	2,121,298	-
Management and sub-advisory fees payable (Note 2)	267,010	426,978	3,991
Transfer agent fees payable (Note 2)	82,296	79,092	3,520
Payable upon return of securities loaned (Note 8)§	-	-	67,307
Custody and fund accounting fees payable	108,889	42,718	32,524
Professional fees payable	49,750	59,204	24,210
Trustee fees payable (Note 2)	7,383	10,794	245
Payable for prospectus and shareholder reports	35,085	17,545	1,013
Other liabilities	6,669	9,658	890

Total liabilities	1,704,305	2,767,287	133,700

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$303,754,525	$459,555,794	$4,044,841

Analysis of net assets:
Paid-in-capital	$181,193,290	$354,292,821	$3,895,570
Total distributable earnings (deficits)A	122,561,235	105,262,973	149,271

Net assets	$303,754,525	$459,555,794	$4,044,841

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	20,081,681	18,380,397	363,129

Y Class	681,600	6,011,068	57,800

R6 Class	23,448	62	111

Net assets:
R5 Class	$292,966,066	$346,683,146	$3,488,914

Y Class	$10,446,100	$112,871,478	$554,860

R6 Class	$342,360	$1,170	$1,067

Net asset value, offering and redemption price per share:
R5 Class	$14.59	$18.86	$9.61

Y Class	$15.33	$18.78	$9.60

R6 Class	$14.60	$18.87	$9.61

† Cost of investments in unaffiliated securities	$200,264,286	$327,565,349	$4,032,908
‡ Cost of investments in affiliated securities	$9,212,656	$19,463,082	$149,132
§ Fair value of securities on loan	$-	$-	$69,014
^ Cost of foreign currency	$321,489	$214,858	$373

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2026 (Unaudited)

	Ninety One Emerging Markets Equity Fund		Ninety One Global Franchise Fund	Ninety One International Franchise Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,262,569	A	$1,794,428	$18,811	B
Dividend income from affiliated securities (Note 2)	98,479		483,285	2,958
Interest income (net of foreign taxes)†	—		81	—
Income derived from securities lending (Note 8)	1,712		—	—
Other income	—		307	4

Total investment income	1,362,760		2,278,101	21,773

Expenses:
Management and sub-advisory fees (Note 2)	956,019		1,708,370	21,165
Membership dues and license expenses	56,636		83,812	8,648
Transfer agent fees (Note 2):
R5 Class	80,177		166,716	89
Y Class	2,095		10,929	1,650
R6 Class	804		4	4
Custody and fund accounting fees	181,654		65,972	33,665
Professional fees	77,258		53,610	23,688
Registration fees and expenses	25,618		26,597	29,863
Prospectus and shareholder report expenses	22,131		4,917	2,436
Trustee fees (Note 2)	13,519		22,747	401
Loan interest expense (Note 2)	58		—	169
Line of credit interest expense (Note 9)	1,746		2,856	44
Other expenses	22,163		44,233	490

Total expenses	1,439,878		2,190,763	122,312

Net fees waived and expenses (reimbursed) (Note 2)	(338,359)		(235,686)	(97,182)

Net expenses	1,101,519		1,955,077	25,130

Net investment income (loss)	261,241		323,024	(3,357)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡ C	9,967,412		8,979,800	693,352
Commission recapture (Note 1)	63		—	—
Foreign currency transactions	(39,094)		1,480	(117)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesD	61,985,949		5,879,116	(997,965)
Foreign currency transactions	4,634		20,122	(7)

Net gain (loss) from investments	71,918,964		14,880,518	(304,737)

Net increase (decrease) in net assets resulting from operations	$72,180,205		$15,203,542	$(308,094)

† Foreign taxes	$179,923		$48,093	$2,595
‡ Foreign capital gains tax	$153,600		$—	$—

A Includes significant dividends of $137,660.

B Includes significant dividends of $7,306.

C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Emerging Markets Equity Fund
	Six Months Ended February 28, 2026	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024
	(unaudited)

Increase (decrease) in net assets:
Operations:
Net investment income	$261,241	$4,404,469	$4,667,097
Net realized gain from investments in unaffiliated securities, commission recapture, and foreign currency transactions	9,928,381	90,942,604	584,817
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	61,990,583	(26,237,781)	64,387,688

Net increase in net assets resulting from operations	72,180,205	69,109,292	69,639,602

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(36,086,970)	(4,835,835)	(6,294,465)
Y ClassC	(937,018)	—	(4)
R6 ClassB	(37,474)	—	—

Net distributions to shareholders	(37,061,462)	(4,835,835)	(6,294,469)

Capital share transactions (Note 10):
Proceeds from sales of shares	37,688,681	50,844,661	60,428,007
Reinvestment of dividends and distributions	37,046,879	4,824,207	6,281,905
Cost of shares redeemed	(24,439,584)	(231,670,003)	(56,055,951)

Net increase (decrease) in net assets from capital share transactions	50,295,976	(176,001,135)	10,653,961

Net increase (decrease) in net assets	85,414,719	(111,727,678)	73,999,094

Net assets:
Beginning of period	218,339,806	330,067,484	256,068,390

End of period	$303,754,525	$218,339,806	$330,067,484

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Global Franchise Fund
	Six Months Ended February 28, 2026	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024
	(unaudited)
Increase in net assets:
Operations:
Net investment income	$323,024	$1,521,207	$925,182
Net realized gain from investments in unaffiliated securities and foreign currency transactions	8,981,280	20,294,433	5,035,665
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	5,899,238	31,460,009	51,276,765

Net increase in net assets resulting from operations	15,203,542	53,275,649	57,237,612

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(26,168,152)	(709,368)	(1,130,556)
Y ClassC	(9,122,522)	(129,232)	(6,505)
R6 ClassD	(88)	(2)	—

Net distributions to shareholders	(35,290,762)	(838,602)	(1,137,061)

Capital share transactions (Note 10):
Proceeds from sales of shares	46,181,402	203,144,688	123,753,415
Reinvestment of dividends and distributions	34,901,214	827,279	1,062,709
Cost of shares redeemed	(50,065,641)	(165,465,666)	(123,932,777)

Net increase in net assets from capital share transactions	31,016,975	38,506,301	883,347

Net increase in net assets	10,929,755	90,943,348	56,983,898

Net assets:
Beginning of period	448,626,039	357,682,691	300,698,793

End of period	$459,555,794	$448,626,039	$357,682,691

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One International Franchise Fund
	Six Months Ended February 28, 2026	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,357)	$35,823	$23,604
Net realized gain from investments in unaffiliated securities and foreign currency transactions	693,235	147,915	18,844
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(997,972)	447,067	598,032

Net increase (decrease) in net assets resulting from operations	(308,094)	630,805	640,480

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(447,817)	(29,114)	(11,669)
Y ClassD	(132,395)	(6)	—
R6 ClassD	(137)	(6)	—

Net distributions to shareholders	(580,349)	(29,126)	(11,669)

Capital share transactions (Note 10):
Proceeds from sales of shares	4,126	3,323,400	3,120,001
Reinvestment of dividends and distributions	580,348	29,125	11,669
Cost of shares redeemed	(4,098,747)	(407,182)	(45,728)

Net increase (decrease) in net assets from capital share transactions	(3,514,273)	2,945,343	3,085,942

Net increase (decrease) in net assets	(4,402,716)	3,547,022	3,714,753

Net assets:
Beginning of period	8,447,557	4,900,535	1,185,782

End of period	$4,044,841	$8,447,557	$4,900,535

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
B	Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.
C	Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.
D	Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. American Beacon Ninety One Emerging Markets Equity Fund is diversified, and American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified. As of February 28, 2026, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the Sub-Advisor pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedules:

Ninety One Emerging Markets Equity

All Assets	0.40%

Ninety One Global Franchise

All Assets	0.40%

Ninety One International Franchise

All Assets	0.40%

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2026 were as follows:

Ninety One Emerging Markets Equity

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$446,244
Sub-Advisory Fees	0.40%	509,775

Total.	0.75%	$956,019

Ninety One Global Franchise

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$797,239
Sub-Advisory Fees	0.40%	911,131

Total.	0.75%	$1,708,370

Ninety One International Franchise

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$9,877
Sub-Advisory Fees	0.40%	11,288

Total.	0.75%	$21,165

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended February 28, 2026, the Manager received securities lending fees of $53 for the securities lending activities of the Ninety One Emerging Markets Equity Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

During the period ended February 28, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$76,829
Ninety One Global Franchise	172,429
Ninety One International Franchise	1,625

As of February 28, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$6,852
Ninety One Global Franchise	20,235
Ninety One International Franchise	55

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2026 Shares/ Principal	Change in Unrealized Gain (Loss)		Realized Gain (Loss)	Dividend Income	February 28, 2026 Fair Value
U.S. Government Money Market Select	Direct	Ninety One Emerging Markets Equity	$9,212,656	$–		$–	$98,479	$9,212,656
U.S. Government Money Market Select	Direct	Ninety One Global Franchise	19,463,082		–	–	483,285	19,463,082
U.S. Government Money Market Select	Direct	Ninety One International Franchise	81,825		–	–	2,958	81,825
U.S. Government Money Market Select	Securities Lending	Ninety One International Franchise	67,307		–	–	N/A	67,307

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2026, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Ninety One Emerging Markets Equity	$2,592	$174	$2,766
Ninety One Global Franchise	12,564	—	12,564
Ninety One International Franchise	76	1	77

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2026, the Ninety One Emerging Markets Equity Fund borrowed $433,992 for one day at an interest rate of 4.90% with interest charges of $58. During the period ended February 28, 2026, Ninety One International Franchise Fund borrowed on average $264,127 for 5 days at an average interest rate of 4.55% with interest charges of $169. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the period ended February 28, 2026, Ninety One Global Franchise Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of Ninety One Emerging Markets Equity Fund, through February 21, 2028, and of Ninety One Global Franchise Fund and Ninety One International Franchise Fund, through November 30, 2027 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the expense cap. During the period ended February 28, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2025 - 11/24/2025	11/25/2025 - 2/28/2026	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Ninety One Emerging Markets Equity .	R5	0.85%	0.85%	$331,150	$-		2028-2029
Ninety One Emerging Markets Equity .	Y	0.92%	0.92%	6,116	-		2028-2029
Ninety One Emerging Markets Equity .	R6	0.82%	0.82%	1,093	-		2028-2029
Ninety One Global Franchise	R5	0.85%	0.85%	199,992	-		2028-2029
Ninety One Global Franchise	Y	0.85%	0.85%	35,690	13,924	*	2028-2029
Ninety One Global Franchise	R6	0.82%	0.82%	4	-		2028-2029
Ninety One International Franchise	R5	0.85%	0.85%	67,290	-		2028-2029
Ninety One International Franchise	Y	0.92%	0.92%	29,869	-		2028-2029
Ninety One International Franchise	R6	0.82%	0.82%	23	-		2028-2029

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $105,314, $78,047 and $17,231 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2026 for the Ninety One Emerging Markets Equity Fund, Ninety One Global Franchise Fund and Ninety One International Franchise Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Ninety One Emerging Markets Equity	$-	$791,961	$-	2026-2027
Ninety One Global Franchise	13,924	409,499	-	2026-2027
Ninety One International Franchise	-	245,667	-	2026-2027

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs may be offered in one or more foreign countries and represent the deposit with a foreign bank of securities of a foreign issuer. Depositary receipts may not be denominated in the

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e- 4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended February 28, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increases price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Franchise Investing Risk

Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions both individually and across an industry. A Fund’s investments in franchise companies also are subject to legal and reputational risks as well as the risks associated with being a market leader, which can be disrupted by innovation. As a result of its investments in franchise companies, a Fund may be negatively impacted to a greater extent than if a Fund’s assets were invested more broadly in a number of types of companies.

Large and Mid-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes, and, at times, such companies may be out of favor with investors. Large market capitalization companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large market capitalization companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Investments in mid-capitalization companies generally involve greater risks and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investments in larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-capitalization companies may have less market liquidity than large-capitalization companies, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, they are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, they could be subject to the risk of market timing activities by shareholders. The Funds generally price foreign securities using their closing prices from the foreign markets in which they trade, typically prior to each Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price their shares. In such instances, the Funds may fair value certain of their investments. Some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Non-Diversification Risk

American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for a Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2026.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Ninety One International Franchise Fund

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$67,307	–	–	–	$67,307

Total Borrowings	$67,307	–	–	–	$67,307

Gross amount of recognized liabilities for securities lending transactions					$67,307

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ninety One Emerging Markets Equity	$212,912,023	$95,188,788	$(6,359,041)	$88,829,747
Ninety One Global Franchise	348,628,915	118,252,825	(7,232,536)	111,020,289
Ninety One International Franchise	4,193,081	387,479	(450,652)	(63,173)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Ninety One Emerging Markets Equity.	$—	$—
Ninety One Global Franchise.	—	—
Ninety One International Franchise.	—	17,664

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Ninety One Emerging Markets Equity	$61,104,492	$54,253,092
Ninety One Global Franchise	38,871,294	29,479,053
Ninety One International Franchise	911,932	4,812,799

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2026 were as follows:

Fund	Type of Transaction	August 31, 2025 Shares/Fair Value	Purchases	Sales	February 28, 2026 Shares/Fair Value
Ninety One Emerging Markets Equity	Direct	$2,969,160	$47,468,360	$41,224,864	$9,212,656
Ninety One Emerging Markets Equity	Securities Lending	302,600	4,231,272	4,533,872	–
Ninety One Global Franchise	Direct	30,969,666	51,201,093	62,707,677	19,463,082
Ninety One International Franchise	Direct	293,831	1,395,229	1,607,235	81,825
Ninety One International Franchise	Securities Lending	–	67,307	–	67,307

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ninety One International Franchise	$69,014	$67,307	$-	$67,307

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2026, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended February 28, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	1,964,148	$27,386,521	4,236,997		$47,933,510		5,541,015	$55,658,361
Reinvestment of dividends	2,944,685	36,072,387	450,860		4,824,207		655,056	6,281,901
Shares redeemed	(1,681,029)	(23,209,874)	(18,215,687)		(228,913,680)		(5,062,791)	(51,218,475)

Net increase (decrease) in shares outstanding	3,227,804	$40,249,034	(13,527,830)		$(176,155,963)		1,133,280	$10,721,787

	Y Class
	Six Months Ended February 28, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	680,008	$9,994,557	234,792		$2,910,151		468,383	$4,769,646
Reinvestment of dividends	72,806	937,018	-		-		1	4
Shares redeemed	(82,282)	(1,202,971)	(224,096)		(2,756,323)		(468,335)	(4,837,476)

Net increase (decrease) in shares outstanding	670,532	$9,728,604	10,696		$153,828		49	$(67,826)

	R6 Class
	Six Months Ended February 28, 2026		February 24, 2025D - August 31 2025
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares		Amount
Shares sold	22,204	$307,603	88	A	$1,000	A
Reinvestment of dividends	3,057	37,474	-		-
Shares redeemed	(1,901)	(26,739)	-		-

Net increase in shares outstanding	23,360	$318,338	88		$1,000

	R5 Class
	Six Months Ended February 28, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	1,644,647	$32,725,569	4,511,219		$84,383,140		7,356,645	$123,221,322
Reinvestment of dividends	1,336,371	25,778,604	39,415		698,045		64,521	1,056,204
Shares redeemed	(1,630,685)	(32,343,980)	(7,985,033)		(144,489,808)		(7,310,516)	(123,115,605)

Net increase (decrease) in shares outstanding	1,350,333	$26,160,193	(3,434,399)		$(59,408,623)		110,650	$1,161,921

	Y Class
	Six Months Ended February 28, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	675,148	$13,455,833	6,597,781		$118,760,548		31,935	$532,093
Reinvestment of dividends	474,884	9,122,522	7,326		129,232		399	6,505
Shares redeemed	(911,577)	(17,721,661)	(1,143,983)		(20,975,858)		(47,945)	(817,172)

Net increase (decrease) in shares outstanding	238,455	$4,856,694	5,461,124		$97,913,922		(15,611)	$(278,574)

	R6 Class
	Six Months Ended February 28, 2026		November 18, 2024D - August 31, 2025
Ninety One Global Franchise Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	57	B	$1,000	B
Reinvestment of dividends	5	88	-	C	2
Shares redeemed	-	-	-		-

Net increase in shares outstanding	5	$88	57		$1,002

American Beacon FundsSM

Notes to Financial Statements

February 28, 2026 (Unaudited)

	R5 Class
	Six Months Ended February 28, 2026		Period Ended August 31, 2025				Year Ended October 31, 2024
Ninety One International Franchise Fund	Shares	Amount	Shares		Amount		Shares	Amount
Shares sold	356	$4,126	22,420		$250,319		327,453	$3,120,001
Reinvestment of dividends	45,326	447,816	2,770		29,113		1,209	11,669
Shares redeemed	(137,932)	(1,624,977)	(34,506)		(366,501)		(4,199)	(45,728)

Net increase (decrease) in shares outstanding	(92,250)	$(1,173,035)	(9,316)		$(87,069)		324,463	$3,085,942

	Y Class
	Six Months Ended February 28, 2026		November 18, 2024D - August 31, 2025
Ninety One International Franchise Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	272,077		$3,072,081
Reinvestment of dividends	13,414	132,395	1		6
Shares redeemed	(223,949)	(2,473,770)	(3,743)		(40,681)

Net increase (decrease) in shares outstanding	(210,535)	$(2,341,375)	268,335		$3,031,406

	R6 Class
	Six Months Ended February 28, 2026		November 18, 2024D - August 31, 2025
Ninety One International Franchise Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	96	E	$1,000	E
Reinvestment of dividends	14	137	1		6
Shares redeemed	-	-	-		-

Net increase in shares outstanding	14	$137	97		$1,006

A	Seed capital was received on February 24, 2025 in the amount of $1,000. As a result, shares were issued in the amount of 88.
B	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 57.
C	Amount less than 1.
D	Commencement of operations.
E	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 96.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28,		November 1, 2024 to August 31,		Year Ended October 31,
	2026		2025#		2024		2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$12.95		$10.86		$8.75		$8.05		$12.83		$10.99

Income (loss) from investment operations:
Net investment incomeB	0.01	H	0.14		0.16		0.15		0.29		0.20
Net gains (losses) on investments (both realized and unrealized)	3.72		2.11		2.17		0.66		(4.11)		1.78

Total income (loss) from investment operations	3.73		2.25		2.33		0.81		(3.82)		1.98

Less distributions:
Dividends from net investment income	(0.26)		(0.16)		(0.22)		(0.11)		(0.19)		(0.14)
Distributions from net realized gains	(1.83)		-		-		-		(0.77)		-

Total distributions	(2.09)		(0.16)		(0.22)		(0.11)		(0.96)		(0.14)

Net asset value, end of period	$14.59		$12.95		$10.86		$8.75		$8.05		$12.83

Total returnC	31.90	%D	20.98%		26.95	%E	10.00	%E	(32.04	)%E	18.00	%E

Ratios and supplemental data:
Net assets, end of period	$292,966,066		$218,189,147		$330,063,328		$256,065,546		$128,941,619		$106,391,180
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%E	1.19%		1.07%		1.09%		1.15%		1.29%
Expenses, net of reimbursements and/or recoupments	0.86	%E F	0.93	%G	0.85%		0.85%		0.85%		0.85%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.06	)%E H	1.24%		1.32%		1.43%		2.50%		1.08%
Net investment income, net of reimbursements and/or recoupments	0.21	%E H	1.50%		1.54%		1.67%		2.80%		1.52%
Portfolio turnover rate	22	%D	198%		68%		48%		29%		111%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 21, 2025, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended February 28, 2026.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
H	Net investment income includes a significant dividend payment from Vale SA, ADR amounting to $0.0075.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended February 28,		November 1, 2024 to August 31,	Year Ended October 31,
	2026		2025#	2024		2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$13.51		$11.17	$8.82		$8.03		$12.80		$10.97

Income (loss) from investment operations:
Net investment income (loss)B	0.00	C G	(0.22)	0.28		(0.02)		0.09		0.13
Net gains (losses) on investments (both realized and unrealized)	3.91		2.56	2.08		0.81		(3.93)		1.81

Total income (loss) from investment operations	3.91		2.34	2.36		0.79		(3.84)		1.94

Less distributions:
Dividends from net investment income	(0.26)		-	(0.01)		-		(0.16)		(0.11)
Distributions from net realized gains	(1.83)		-	-		-		(0.77)		-

Total distributions	(2.09)		-	(0.01)		-		(0.93)		(0.11)

Net asset value, end of period	$15.33		$13.51	$11.17		$8.82		$8.03		$12.80

Total returnD	31.91	%E	20.95%	26.80	%F	9.84	%F	(32.22	)%F	17.70	%F

Ratios and supplemental data:
Net assets, end of period	$10,446,100		$149,519	$4,156		$2,844		$2,610		$16,641
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20	%F	5.50%	1.32%		1.75%		1.42%		1.52%
Expenses, net of reimbursements and/or recoupments	0.92	%F	0.91%	1.10%		1.09%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.21	)%F G	(6.96)%	2.46%		(0.90)%		0.48%		0.57%
Net investment income (loss), net of reimbursements and/or recoupments	0.07	%F G	(2.37)%	2.68%		(0.24)%		0.80%		0.99%
Portfolio turnover rate	22	%E	198%	68%		48%		29%		111%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 21, 2025, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Net investment income includes a significant dividend payment from Vale SA, ADR amounting to $0.0003.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2026		February 24, 2025A to August 31, 2025

	(unaudited)
Net asset value, beginning of period	$12.95		$11.37

Income from investment operations:
Net investment incomeB	0.01	H	0.13
Net gains on investments (both realized and unrealized)	3.73		1.45

Total income from investment operations	3.74		1.58

Less distributions:
Dividends from net investment income	(0.26)		-
Distributions from net realized gains	(1.83)		-

Total distributions	(2.09)		-

Net asset value, end of period	$14.60		$12.95

Total returnC	31.97	%D	13.90	%D

Ratios and supplemental data:
Net assets, end of period	$342,360		$1,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.75	%E	413.48	%E
Expenses, net of reimbursements and/or recoupments	0.83	%E F	1.01	%E G
Net investment (loss), before expense reimbursements and/or recoupments	(0.74	)%E H	(410.34	)%E
Net investment income, net of reimbursements and/or recoupments	0.18	%E H	2.13	%E
Portfolio turnover rate	22	%D	198	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended February 28, 2026.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.
H	Net investment income includes a significant dividend payment from Vale SA, ADR amounting to less than $0.0001.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28,		November 1, 2024 to August 31,		Year Ended October 31,
	2026		2025#		2024		2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$19.69		$17.22		$14.54		$13.27		$16.59		$12.35

Income (loss) from investment operations:
Net investment incomeB	0.01		0.07		0.04		0.06		0.05		0.03
Net gains (losses) on investments (both realized and unrealized)	0.71		2.44		2.69		1.26		(3.35)		4.26

Total income (loss) from investment operations	0.72		2.51		2.73		1.32		(3.30)		4.29

Less distributions:
Dividends from net investment income	(0.15)		(0.04)		(0.05)		(0.05)		(0.02)		(0.05)
Distributions from net realized gains	(1.40)		-		-		-		-		-

Total distributions	(1.55)		(0.04)		(0.05)		(0.05)		(0.02)		(0.05)

Net asset value, end of period	$18.86		$19.69		$17.22		$14.54		$13.27		$16.59

Total returnC	3.46	%D	14.61%		18.82	%E	9.97	%E	(19.91	)%E	34.85	%E

Ratios and supplemental data:
Net assets, end of period	$346,683,146		$335,406,517		$352,342,474		$295,960,634		$249,939,472		$235,442,772
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%F	0.99%		0.97%		0.98%		0.99%		1.02%
Expenses, net of reimbursements and/or recoupments	0.86	%F G	0.87	%H	0.85%		0.85%		0.85%		0.85%
Net investment income, before expense reimbursements and/or recoupments	0.02	%F	0.33%		0.15%		0.26%		0.18%		0.00	%I
Net investment income, net of reimbursements and/or recoupments	0.14	%F	0.45%		0.27%		0.39%		0.32%		0.17%
Portfolio turnover rate	7	%D	14%		28%		8%		3%		5%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended February 28, 2026.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
I	Amount rounds to less than 0.005%.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended February 28,		November 1, 2024 to August 31,		Year Ended October 31,
	2026		2025#		2024		2023		2022		2021

	(unaudited	)
Net asset value, beginning of period	$19.61		$17.14		$14.49		$13.21		$16.54		$12.31

Income (loss) from investment operations:
Net investment incomeB	0.01		0.08		0.00	C	0.02		0.01		0.00	C
Net gains (losses) on investments (both realized and unrealized)	0.71		2.43		2.67		1.26		(3.34)		4.25

Total income (loss) from investment operations	0.72		2.51		2.67		1.28		(3.33)		4.25

Less distributions:
Dividends from net investment income	(0.15)		(0.04)		(0.02)		-		-		(0.02)
Distributions from net realized gains	(1.40)		-		-		-		-		-

Total distributions	(1.55)		(0.04)		(0.02)		-		-		(0.02)

Net asset value, end of period	$18.78		$19.61		$17.14		$14.49		$13.21		$16.54

Total returnD	3.47	%E	14.67%		18.43	%F	9.73	%F	(20.13	)%F	34.58	%F

Ratios and supplemental data:
Net assets, end of period	$112,871,478		$113,218,399		$5,340,217		$4,738,159		$4,172,668		$6,448,085
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92	%G	1.02%		1.22%		1.23%		1.24%		1.28%
Expenses, net of reimbursements and/or recoupments	0.86	%G H	0.86	%I	1.10%		1.10%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	0.08	%G	0.34%		(0.10)%		0.00	%J	(0.08)%		(0.18)%
Net investment income, net of reimbursements and/or recoupments	0.14	%G	0.50%		0.02%		0.13%		0.06%		0.00	%H
Portfolio turnover rate	7	%E	14%		28%		8%		3%		5%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

G	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended February 28, 2026.
I	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
J	Amount rounds to less than 0.005%.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28,		November 18, 2024A to August 31,

	2026		2025

	(unaudited	)
Net asset value, beginning of period	$19.70		$17.51

Income from investment operations:
Net investment incomeB	0.02		0.07
Net gains on investments (both realized and unrealized)	0.70		2.16

Total income from investment operations	0.72		2.23

Less distributions:
Dividends from net investment income	(0.15)		(0.04)
Distributions from net realized gains	(1.40)		-

Total distributions	(1.55)		(0.04)

Net asset value, end of period	$18.87		$19.70

Total returnC	3.46	%D	12.74	%D

Ratios and supplemental data:
Net assets, end of period	$1,170		$1,123
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.55	%E	326.85	%E
Expenses, net of reimbursements and/or recoupments	0.83	%E F	0.89	%E G
Net investment (loss), before expense reimbursements and/or recoupments	(0.54	)%E	(325.46	)%E
Net investment income, net of reimbursements and/or recoupments	0.18	%E	0.50	%E
Portfolio turnover rate	7	%D	14	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended February 28, 2026.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28,		November 1, 2024 to August 31,		Year Ended October 31,						August 31, 2021B to October 31,
	2026		2025#		2024		2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$11.67		$10.55		$8.46		$7.39		$9.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)C	(0.00	)D K	0.05		0.06		0.05		0.04		(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.65)		1.14		2.11		1.06		(2.45)		(0.19)

Total income (loss) from investment operations	(0.65)		1.19		2.17		1.11		(2.41)		(0.20)

Less distributions:
Dividends from net investment income	(0.16)		(0.07)		(0.08)		(0.04)		-		-
Distributions from net realized gains	(1.25)		-		-		-		-		-

Total distributions	(1.41)		(0.07)		(0.08)		(0.04)		-		-

Net asset value, end of period	$9.61		$11.67		$10.55		$8.46		$7.39		$9.80

Total returnE	(5.91	)%F G	11.32%		25.78	%G	15.02	%G	(24.59	)%G	(2.00	)%G F

Ratios and supplemental data:
Net assets, end of period	$3,488,914		$5,315,357		$4,900,535		$1,185,782		$1,403,421		$1,808,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.33	%J	5.25%		5.94%		12.98%		11.88%		37.19	%J
Expenses, net of reimbursements and/or recoupments	0.87	%H J	0.92	%I	0.85%		0.85%		0.85%		0.85	%J
Net investment (loss), before expense reimbursements and/or recoupments	(3.52	)%J K	(3.80)%		(4.53)%		(11.55)%		(10.51)%		(36.88	)%J
Net investment income (loss), net of reimbursements and/or recoupments	(0.06	)%J K	0.53%		0.56%		0.58%		0.52%		(0.54	)%J
Portfolio turnover rate	16	%F	16%		8%		8%		18%		0	%F

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Commenced operations on August 31, 2021
C	Per share amounts have been calculated using the average shares method.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended February 28, 2026.
I	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
J	Not annualized.
K	Net investment income includes significant dividend payments from Philip Morris International, Inc. and Reckitt Benckiser Group PLC amounting to $0.0149.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2026		November 18, 2024A to August 31, 2025

	(unaudited)
Net asset value, beginning of period	$11.67		$10.37

Income (loss) from investment operations:
Net investment income (loss)B	(0.01	)H	0.09
Net gains (losses) on investments (both realized and unrealized)	(0.65)		1.28

Total income (loss) from investment operations	(0.66)		1.37

Less distributions:
Dividends from net investment income	(0.16)		(0.07)
Distributions from net realized gains	(1.25)		-

Total distributions	(1.41)		(0.07)

Net asset value, end of period	$9.60		$11.67

Total returnC	(5.99	)%D	13.25	%D

Ratios and supplemental data:
Net assets, end of period	$554,860		$3,131,067
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.35	%E	5.21	%E
Expenses, net of reimbursements and/or recoupments	0.94	%E F	0.92	%E
Net investment (loss), before expense reimbursements and/or recoupments	(3.66	)%E G	(3.35	)%E
Net investment income (loss), net of reimbursements and/or recoupments	(0.25	)%E G	0.94	%E
Portfolio turnover rate	16	%D	16	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.92%, for the period ended February 28, 2026.
G	Net investment income includes significant dividend payments from Philip Morris International, Inc. and Reckitt Benckiser Group PLC amounting to $0.0121.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2026		November 18, 2024A to August 31, 2025

	(unaudited)
Net asset value, beginning of period	$11.68		$10.37

Income (loss) from investment operations:
Net investment incomeB	(0.00	)C I	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.66)		1.33

Total income (loss) from investment operations	(0.66)		1.38

Less distributions:
Dividends from net investment income	(0.16)		(0.07)
Distributions from net realized gains	(1.25)		-

Total distributions	(1.41)		(0.07)

Net asset value, end of period	$9.61		$11.68

Total returnD	(5.99	)%E	13.35	%E

Ratios and supplemental data:
Net assets, end of period	$1,067		$1,133
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.01	%F	321.78	%F
Expenses, net of reimbursements and/or recoupments	0.84	%F G	0.92	%F H
Net investment (loss), before expense reimbursements and/or recoupments	(4.25	)%F I	(320.28	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.08	)%F I	0.58	%F
Portfolio turnover rate	16	%E	16	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended February 28, 2026.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.
I	Net investment income includes significant dividend payments from Philip Morris International, Inc. and Reckitt Benckiser Group PLC amounting to $0.0144.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are service marks of American Beacon Advisors, Inc.

SAR 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: May 6, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: May 6, 2026